Consolidated Schedule of Investments PIMCO Dynamic Income Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 136.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 32.0%
AI Silk Midco Ltd. TBD% (EUR006M + 5.000%) due 03/04/2031 ~	EUR	2,100	$2,330
Alliant Holdings Intermediate LLC TBD% due 09/19/2031		$5,000	4,978
Altice France SA
TBD% (TSFR3M + 5.500%) due 08/15/2028 ~		47,808	35,976
TBD% (EUR003M + 5.500%) due 08/15/2028 ~	EUR	399	336
AP Core Holdings LLC TBD% due 09/01/2027		$2,788	2,559
Applegreen Ireland
TBD% (EUR003M + 4.000%) due 06/29/2026 «~	EUR	7,407	8,027
TBD% due 06/29/2026 «	GBP	2,500	3,256
CIRCOR International, Inc.
TBD% (TSFR3M + 6.000%) due 06/20/2030 «~		$9,211	9,401
TBD% - 0.500% due 06/20/2029 «µ		1,066	1,084
Cohesity
TBD% due 03/08/2031 «µ		6,575	6,575
TBD% due 03/08/2031 «		62,200	62,200
Comexposium
TBD% (TSFR3M + 3.250%) due 03/28/2025 «~	EUR	11,174	14,304
TBD% (EUR012M + 4.000%) due 03/28/2026 «~		83,116	106,398
ConnectWise LLC TBD% due 09/29/2028		$2,793	2,794
CoreWeave Compute Acquisition Co. LLC
TBD% (TSFR3M + 9.620%) due 06/30/2028 «~		22,325	24,164
TBD% - 11.300% (TSFR3M + 6.000%) due 05/16/2029 «~µ		79,200	79,248
Delta 2 Lux SARL TBD% due 09/10/2031		2,300	2,304
Diamond Sports Group LLC TBD% due 05/25/2026 «		43,653	36,295
Encina Private Credit LLC TBD% - 9.000% due 11/30/2025 «µ		1,810	1,775
Envision Healthcare Corp.
TBD% due 07/20/2026 «		15,953	15,953
TBD% due 11/03/2028 «		113,385	117,354
EPIC Y-Grade Services LP TBD% (TSFR3M + 5.750%) due 06/29/2029 ~		4,450	4,444
Espai Barca Fondo De Titulizacion (5.000% Cash) TBD% (TSFR3M + 0.000%) due 06/30/2028 «~(d)	EUR	21,312	28,146
First Advantage Holdings LLC TBD% due 09/19/2031		$5,000	4,984
First Brands Group LLC TBD% due 03/30/2027		92,203	91,390
Forward Air Corp. TBD% due 12/19/2030		18,400	18,301
Galaxy U.S. Opco, Inc. TBD% due 04/29/2029		24,536	20,649
Gateway Casinos & Entertainment Ltd.
TBD% due 10/15/2027		49,203	49,941
TBD% due 10/18/2027	CAD	20,885	15,674
GIP II Blue Holding LP TBD% due 09/29/2028		$3	3
Gray Television, Inc. TBD% due 06/04/2029		12,135	11,684
Harp Finco Ltd. TBD% due 01/30/2032 «µ	GBP	19,324	25,319
iHeartCommunications, Inc. TBD% due 05/01/2026		$15,959	13,812
Ivanti Software, Inc. TBD% due 12/01/2027		24,492	20,878
J & J Ventures Gaming LLC TBD% (TSFR1M + 5.000%) due 04/26/2028 «~		9,370	9,372
Jane Street Group LLC TBD% due 01/26/2028		900	900
JetBlue Airways Corp. TBD% (PRIME + 4.500%) due 08/27/2029 ~		9,700	9,521
Lealand Finance Co. BV TBD% due 06/30/2027		385	207
Lealand Finance Co. BV (5.969% Cash and 3.000% PIK) 8.969% due 12/31/2027 (d)		6,363	2,437
LifeMiles Ltd. TBD% due 08/30/2026		11,142	11,165

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2024 (Unaudited)

LifePointHealth, Inc. TBD% (TSFR3M + 4.750%) due 11/16/2028 ~		28,582	28,604
Market Bidco Ltd. TBD% (EUR003M + 4.750%) due 11/04/2027 ~	EUR	12,414	13,754
Modena Buyer LLC TBD% due 07/01/2031		$19,600	18,810
MPH Acquisition Holdings LLC TBD% due 09/01/2028		9,401	7,130
NAC Aviation 29 DAC TBD% (TSFR6M + 2.164%) due 06/30/2026 ~		4,273	4,174
Nvent Thermal LLC TBD% due 09/12/2031		1,700	1,700
Poseidon Bidco SASU TBD% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	46,560	40,199
Project Quasar Pledgco SLU TBD% (EUR001M + 3.250%) due 03/15/2026 «~		13,908	15,069
Promotora de Informaciones SA
TBD% (EUR003M + 4.970%) due 06/30/2026 «~		5,200	5,788
TBD% (EUR003M + 5.220%) due 12/31/2026 ~		110,716	122,216
Promotora de Informaciones SA (6.648% Cash and 5.000% PIK) 11.648% (EUR003M + 2.970%) due 06/30/2027 «~(d)		5,022	5,338
PURIS LLC TBD% (TSFR3M + 5.750%) due 06/30/2031 «~		$12,566	12,551
Quantum Bidco Ltd. TBD% due 01/31/2028	GBP	16,500	21,563
Raising Cane's Restaurants LLC TBD% due 09/18/2031		$1,300	1,302
Republic of Cote d'lvoire TBD% (EUR006M + 5.000%) due 03/19/2027 «~	EUR	500	560
Rockpoint Gas Storage Partners LP TBD% due 09/12/2031		$5,000	4,985
SCUR-Alpha 1503 GmbH
TBD% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	16,200	17,542
TBD% due 03/29/2030		$24,923	23,820
Softbank Vision Fund II TBD% due 12/23/2025 «		27,138	26,827
Steenbok Lux Finco 1 SARL TBD% (EUR006M + 10.000%) due 06/30/2026 «~	EUR	293	332
Steenbok Lux Finco 2 SARL
TBD% due 06/30/2026		251,998	86,287
TBD% (EUR006M + 10.000%) due 06/30/2026 «~		196	222
TBD% (EUR006M + 5.500%) due 06/30/2026 ~		19,039	21,596
Subcalidora 2 SARL TBD% (EUR003M + 5.750%) due 08/14/2029 «~		52,304	57,058
Sunseeker TBD% due 10/31/2028 «		$25,100	24,850
Syniverse Holdings, Inc. TBD% due 05/13/2027		111,340	110,241
TransDigm, Inc. TBD% (PRIME + 1.500%) due 01/19/2032 ~		5,000	4,986
U.S. Renal Care, Inc. TBD% due 06/20/2028		140,676	128,789
Unicorn Bay TBD% due 12/31/2026 «	HKD	392,356	50,784
Univision Communications, Inc. TBD% due 01/31/2029		$4,500	4,407
Upfield BV TBD% (EUR006M + 4.500%) due 01/03/2028 ~	EUR	17,000	18,935
Varsity Brands, Inc. TBD% due 08/26/2031		$4,800	4,774
Veritas U.S., Inc. TBD% due 09/01/2025		11,662	10,976
Wesco Aircraft Holdings, Inc. TBD% (TSFR3M + 8.600%) due 10/31/2024 «~		50,319	53,857
Westmoreland Mining Holdings LLC TBD% due 03/15/2029		7,472	4,894
Windstream Services LLC
TBD% due 02/23/2027 «		46,280	46,280
TBD% due 09/21/2027		13,978	14,007

Total Loan Participations and Assignments (Cost $1,933,064)			1,891,345

CORPORATE BONDS & NOTES 31.4%
BANKING & FINANCE 5.9%
Adler Financing SARL
4.250% due 12/31/2029 (d)	EUR	600	665
12.500% due 12/31/2028 (d)		38,757	44,971
Adler Real Estate AG 3.000% due 04/27/2026		25,200	26,764
Alamo Re Ltd.
12.296% (T-BILL 1MO + 7.750%) due 06/07/2027 ~		$1,250	1,295
15.796% (T-BILL 1MO + 11.250%) due 06/08/2026 ~		1,300	1,371
Alliant Holdings Intermediate LLC
6.500% due 10/01/2031 (m)		3,500	3,541

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2024 (Unaudited)

7.375% due 10/01/2032		4,900	4,974
Ambac Assurance Corp. 5.100% due 12/31/2099 (j)		185	258
Armor Holdco, Inc. 8.500% due 11/15/2029 (m)		10,500	10,090
Armor RE Ltd. 14.852% (T-BILL 3MO + 10.250%) due 05/07/2031 ~		500	521
Banca Monte dei Paschi di Siena SpA 8.000% due 01/22/2030 •(m)	EUR	3,471	3,900
Bayou Re Ltd.
13.046% (T-BILL 1MO + 8.500%) due 04/30/2031 ~		$250	259
23.102% (T-BILL 1MO + 18.500%) due 04/30/2031 ~		250	267
BOI Finance BV 7.500% due 02/16/2027 (m)	EUR	10,000	10,562
Cape Lookout Re Ltd. 12.546% (T-BILL 1MO + 8.000%) due 04/05/2027 ~		$6,500	6,641
Charles River Re Ltd. 11.296% due 05/10/2031 •		250	258
CI Financial Corp. 7.500% due 05/30/2029 (m)		900	939
CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027 ^(e)		400	40
4.450% due 08/17/2026 ^(e)		300	31
5.250% due 05/13/2026 ^(e)		200	20
Claveau Re Ltd. 21.796% (T-BILL 3MO + 17.250%) due 07/08/2028 ~		6,615	4,631
Corestate Capital Holding SA (10.000% Cash or 11.000% PIK) 10.000% due 12/31/2026 (d)	EUR	441	442
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2026 (d)		304	137
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026 ^(e)		$200	16
3.125% due 10/22/2025 ^(e)		1,200	91
3.875% due 10/22/2030 ^(e)		800	64
4.800% due 08/06/2030 ^(e)		200	15
6.150% due 09/17/2025 ^(e)		1,000	80
Credit Suisse AG AT1 Claim		5,060	647
East Lane Re Ltd. 13.796% (T-BILL 3MO + 9.250%) due 03/31/2026 ~		1,100	1,104
EPR Properties 4.950% due 04/15/2028 (m)		100	99
Everglades Re II Ltd.
15.046% (T-BILL 1MO + 10.500%) due 05/13/2031 ~		4,260	4,448
16.046% (T-BILL 1MO + 11.500%) due 05/13/2031 ~		4,260	4,437
17.296% (T-BILL 1MO + 12.750%) due 05/13/2031 ~		4,260	4,453
Fairfax India Holdings Corp. 5.000% due 02/26/2028 (m)		12,350	11,408
Gateway Re Ltd. 4.546% (T-BILL 1MO) due 12/23/2028 ~		400	393
Hudson Pacific Properties LP
3.950% due 11/01/2027 (m)		200	181
5.950% due 02/15/2028		200	184
Integrity Re Ltd.
21.546% (T-BILL 1MO + 17.000%) due 06/08/2026 ~		3,200	3,396
27.546% (T-BILL 1MO + 23.000%) due 06/08/2026 ~		3,200	3,438
Janus Henderson U.S. Holdings, Inc. 5.450% due 09/10/2034		2,900	2,888
Jefferson Capital Holdings LLC 6.000% due 08/15/2026 (m)		5,293	5,298
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025 (m)	EUR	3,900	4,199
Long Walk Reinsurance Ltd. 14.296% (T-BILL 3MO + 9.750%) due 01/30/2031 ~		$5,800	5,914
Longleaf Pine Re Ltd. 22.046% (T-BILL 1MO + 17.500%) due 05/27/2031 ~		700	761
Nature Coast Re Ltd. 14.546% (T-BILL 3MO + 10.000%) due 12/07/2030 ~		824	855
Palm RE Ltd. 14.046% (T-BILL 1MO + 9.500%) due 06/09/2031 ~		250	261
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (h)(m)		4,677	3,272
Pebblebrook Hotel LP 6.375% due 10/15/2029 (c)		700	705
Polestar Re Ltd.
15.046% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		2,300	2,300
17.796% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		6,500	6,718
Preferred Term Securities Ltd. 5.573% (TSFR3M + 0.642%) due 09/23/2035 ~		16	16
Purple Re Ltd. 13.546% (T-BILL 1MO + 9.000%) due 06/06/2031 ~		700	723
Quercus Re DAC 11.674% due 01/06/2031 ~	EUR	300	331
Sabine Re Ltd. 12.796% (T-BILL 1MO + 8.250%) due 04/07/2031 ~		$300	312
Sanders Re Ltd. 17.546% (T-BILL 3MO + 13.000%) due 04/09/2029 ~		11,610	10,305

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2024 (Unaudited)

ServiceProperties Trust
8.375% due 06/15/2029 (m)		3,800	3,799
8.875% due 06/15/2032 (m)		4,300	4,111
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 (d)		22	3
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 (d)		23	2
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (d)		45	4
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (d)		68	6
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (d)		68	5
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (d)		33	3
SVB Financial Group
1.800% due 02/02/2031 ^(e)		9,346	5,473
2.100% due 05/15/2028 ^(e)		1,200	702
3.125% due 06/05/2030 ^(e)		1,600	937
3.500% due 01/29/2025 ^(e)		700	409
4.345% due 04/29/2028 ^(e)		3,916	2,292
4.570% due 04/29/2033 ^(e)		12,400	7,265
Titanium 2l Bondco SARL 6.250% due 01/14/2031 (d)	EUR	57,661	18,102
Torrey Pines Re Ltd.
10.602% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		$2,200	2,274
11.852% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		1,300	1,341
13.602% (T-BILL 1MO + 9.000%) due 06/05/2031 ~		700	720
Uniti Group LP
6.000% due 01/15/2030 (m)		57,451	49,070
6.500% due 02/15/2029 (m)		9,015	7,837
10.500% due 02/15/2028 (m)		25,502	27,242
Ursa Re Ltd. 13.796% (T-BILL 3MO + 9.250%) due 12/07/2028 ~		6,800	7,109
Veraison Re Ltd. 17.078% (T-BILL 1MO + 12.532%) due 03/10/2031 ~		4,600	4,940
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(e)		56,195	0
Windmill Re DAC 8.935% due 07/05/2028 ~	EUR	250	276

			345,811

INDUSTRIALS 22.8%
Alta Equipment Group, Inc. 9.000% due 06/01/2029 (m)		$3,200	2,869
Altice France Holding SA
8.000% due 05/15/2027	EUR	32,700	11,375
10.500% due 05/15/2027		$24,300	8,429
Altice France SA
3.375% due 01/15/2028	EUR	19,400	15,333
4.250% due 10/15/2029		14,500	11,348
5.125% due 01/15/2029		$5,536	3,893
5.125% due 07/15/2029		20,131	14,175
5.500% due 01/15/2028		9,800	7,135
5.500% due 10/15/2029		18,459	12,950
8.125% due 02/01/2027		10,100	8,267
Avient Corp. 6.250% due 11/01/2031 (m)		600	616
Avis Budget Car Rental LLC 8.250% due 01/15/2030 (m)		2,800	2,866
Azelis Finance NV 4.750% due 09/25/2029	EUR	1,500	1,701
Carvana Co. (11.000% Cash and 13.000% PIK) 11.000% due 06/01/2030 (d)(m)		$22,413	24,018
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (d)(m)		53,840	62,502
Cimpress PLC 7.375% due 09/15/2032		900	908
Connect Finco SARL 9.000% due 09/15/2029		3,050	2,955
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (d)		228	208
CVS Pass-Through Trust 7.507% due 01/10/2032 (m)		1,518	1,619
Directv Financing LLC 5.875% due 08/15/2027 (m)		11,600	11,398
DISH DBS Corp.
5.250% due 12/01/2026		67,915	62,889
5.750% due 12/01/2028		91,806	80,385
DISH Network Corp. 11.750% due 11/15/2027		9,200	9,663
Ecopetrol SA
8.375% due 01/19/2036 (m)		1,890	1,934
8.875% due 01/13/2033 (m)		3,500	3,755

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2024 (Unaudited)

ExelaIntermediate LLC (5.750% Cash and 5.750% PIK) 11.500% due 04/15/2026 (d)		624	106
Gazprom PJSC Via Gaz Capital SA
7.288% due 08/16/2037		300	240
8.625% due 04/28/2034		1,081	838
GN Bondco LLC 9.500% due 10/15/2031 (m)		51,125	53,861
Gulfport Energy Corp. 6.750% due 09/01/2029 (m)		1,100	1,114
Intelsat Jackson Holdings SA 6.500% due 03/15/2030 (m)		122,839	117,836
Inter Media & Communication SpA 6.750% due 02/09/2027 (m)	EUR	12,244	13,851
JetBlue Airways Corp. 9.875% due 09/20/2031 (m)		$76,323	80,467
LABL, Inc. 8.625% due 10/01/2031 (c)		2,500	2,484
LD Celulose International GmbH 7.950% due 01/26/2032 (c)		800	822
LifePoint Health, Inc. 11.000% due 10/15/2030 (m)		10,439	11,792
Market Bidco Finco PLC 4.750% due 11/04/2027 (m)	EUR	6,600	7,072
Matador Resources Co. 6.250% due 04/15/2033		$1,100	1,084
Mativ Holdings, Inc. 8.000% due 10/01/2029 (c)		1,500	1,533
Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 (m)		37,300	25,024
11.750% due 10/15/2028 (m)		1,400	1,382
Noble Finance LLC 8.000% due 04/15/2030 (m)		2,800	2,891
OEG Finance PLC 7.250% due 09/27/2029	EUR	4,600	5,222
Olympus Water U.S. Holding Corp. 5.375% due 10/01/2029 (m)		2,200	2,308
Performance Food Group, Inc. 6.125% due 09/15/2032 (m)		$1,500	1,535
Perrigo Finance Unlimited Co.
5.375% due 09/30/2032	EUR	1,800	2,042
6.125% due 09/30/2032 (m)		$1,700	1,714
Petroleos Mexicanos
6.700% due 02/16/2032 (m)		14,345	12,870
6.840% due 01/23/2030 (m)		6,700	6,209
8.750% due 06/02/2029 (m)		11,420	11,569
Phinia, Inc. 6.625% due 10/15/2032 (m)		900	908
Post Holdings, Inc. 6.250% due 10/15/2034 (c)		500	504
Prime Healthcare Services, Inc. 9.375% due 09/01/2029 (m)		19,600	20,235
ProFrac Holdings LLC 11.842% (TSFR3M + 7.250%) due 01/23/2029 ~(m)		22,972	23,776
Rivian Holdings LLC 11.359% due 10/15/2026 •(m)		36,450	36,906
Royal Caribbean Cruises Ltd. 5.625% due 09/30/2031		1,100	1,115
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031 ^(e)	GBP	200	187
Service Corp. International 5.750% due 10/15/2032 (m)		$1,300	1,310
Thames Water Utilities Finance PLC
0.875% due 01/31/2028	EUR	100	80
1.604% due 12/23/2027		$400	279
3.500% due 02/25/2028	GBP	300	293
4.000% due 04/18/2027	EUR	200	164
4.375% due 01/18/2031		700	568
4.375% due 07/03/2034	GBP	600	590
4.625% due 06/04/2046		300	290
5.125% due 09/28/2037		100	99
5.500% due 02/11/2041		900	894
6.500% due 02/09/2032		400	397
7.125% due 04/30/2031		200	203
Times Square Hotel Trust 8.528% due 08/01/2026		$1,228	1,235
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (h)(m)		21,049	6,578
Topaz Solar Farms LLC
4.875% due 09/30/2039 (m)		14,091	12,753
5.750% due 09/30/2039 (m)		51,518	51,257
TransDigm, Inc. 6.000% due 01/15/2033 (m)		4,900	4,973
U.S. Renal Care, Inc. 10.625% due 06/28/2028 (m)		12,881	11,303
Univision Communications, Inc. 8.500% due 07/31/2031		5,000	5,016

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2024 (Unaudited)

ValeSA 0.000% due 12/29/2049 ~(j)	BRL	830,470	51,070
Venture Global LNG, Inc.
9.500% due 02/01/2029 (m)		$22,668	25,550
9.875% due 02/01/2032 (m)		11,030	12,263
Viridien
7.750% due 04/01/2027 (m)	EUR	35,183	38,770
8.750% due 04/01/2027 (m)		$54,714	53,367
Wayfair LLC 7.250% due 10/31/2029 (c)		1,200	1,232
Wesco Aircraft Holdings, Inc. 10.500% due 11/15/2026 ^«(e)		2,377	2,002
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 ^«(d)(e)		202,913	170,914
Windstream Escrow LLC 7.750% due 08/15/2028 (m)		64,273	64,379
Yellowstone Energy LP 5.750% due 12/31/2026 «		1,445	1,432
Yinson Boronia Production BV
8.947% due 07/31/2042 (m)		9,600	10,280
8.947% due 07/31/2042		690	739
YPF SA 8.750% due 09/11/2031		5,000	5,078

			1,348,046

UTILITIES 2.7%
Centrais Eletricas Brasileiras SA 6.500% due 01/11/2035 (m)		3,100	3,115
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.250% due 01/31/2041		2,600	2,716
FORESEA Holding SA 7.500% due 06/15/2030 (m)		2,721	2,609
Gazprom PJSC via Gaz Finance PLC 3.000% due 06/29/2027		200	122
NGD Holdings BV 6.750% due 12/31/2026 (m)		5,457	4,065
Oi SA (10.000% Cash or 6.000% PIK) 10.000% due 06/30/2027 (d)		97,095	84,472
Oi SA (8.500% PIK) 8.500% due 12/31/2028 (d)		140,678	14,068
Pampa Energia SA 7.950% due 09/10/2031 (m)		5,000	5,084
Peru LNG SRL 5.375% due 03/22/2030 (m)		38,548	35,583
Tierra Mojada Luxembourg SARL 5.750% due 12/01/2040 (m)		7,890	7,499

			159,333

Total Corporate Bonds & Notes (Cost $2,031,218)			1,853,190

CONVERTIBLE BONDS & NOTES 0.5%
BANKING & FINANCE 0.1%
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2026 (d)	EUR	2,319	1,045
PennyMac Corp. 5.500% due 03/15/2026 (m)		$7,700	7,496

			8,541

INDUSTRIALS 0.4%
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (d)(m)		33,700	21,063

Total Convertible Bonds & Notes (Cost $43,671)			29,604

MUNICIPAL BONDS & NOTES 1.2%
MICHIGAN 0.1%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2046 (h)		23,000	3,237

PUERTO RICO 0.5%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2051		46,855	30,690

WEST VIRGINIA 0.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (h)		355,485	34,990

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2024 (Unaudited)

Total Municipal Bonds & Notes (Cost $67,211)		68,917

U.S. GOVERNMENT AGENCIES 1.2%
Fannie Mae
0.000% due 10/25/2042 •(m)	1,015	863
0.237% due 01/25/2041 •	2,679	2,739
0.525% due 07/25/2041 •(a)(m)	1,518	159
0.605% due 08/25/2038 •(a)	343	26
0.655% due 08/25/2049 •(a)	149	19
0.655% due 07/25/2059 •(a)(m)	5,982	781
0.675% due 10/25/2040 •(a)(m)	1,527	91
0.755% due 02/25/2043 •(a)(m)	1,347	167
0.955% due 12/25/2037 •(a)	30	2
1.019% due 10/25/2060 ~(a)(m)	16,676	1,180
1.037% due 08/25/2043 ~(a)	17,393	625
1.125% due 09/25/2037 •(a)(m)	249	18
1.205% due 03/25/2040 •(a)(m)	945	52
1.245% due 12/25/2036 •(a)(m)	1,069	128
1.255% due 11/25/2036 •(a)	35	2
1.325% due 06/25/2037 •(a)	142	11
1.585% due 03/25/2038 •(a)(m)	644	81
1.605% due 02/25/2038 •(a)(m)	393	50
3.000% due 01/25/2042 (a)	84	2
3.500% due 08/25/2032 - 06/25/2050 (a)(m)	16,090	2,927
4.000% due 06/25/2050 (a)(m)	2,014	401
4.500% due 04/25/2042 (a)(m)	525	58
5.000% due 01/25/2048 (a)(m)	3,849	795
Freddie Mac
0.000% due 09/15/2041 •(m)	602	594
0.000% due 11/15/2048 •(a)(m)	31,514	1,881
0.493% due 04/15/2039 •(a)(m)	1,013	130
0.693% due 01/15/2047 •(a)	231	38
0.700% due 11/25/2055 ~(a)(m)	257,238	17,208
0.705% due 06/25/2050 •(a)(m)	924	119
0.743% due 09/15/2042 •(a)(m)	412	36
0.755% due 05/25/2050 •(a)	6,624	947
0.843% due 05/15/2037 •(a)(m)	708	70
0.953% due 05/15/2037 •(a)	45	5
1.013% due 07/15/2036 •(a)(m)	864	96
1.020% due 01/25/2051 •(a)(m)	9,158	1,470
1.123% due 09/15/2036 •(a)(m)	290	33
1.143% due 05/15/2041 •(a)(m)	567	61
1.243% due 04/15/2036 •(a)	147	13
2.079% due 11/25/2045 ~(a)(m)	75,137	4,291
2.323% due 09/15/2036 •(a)(m)	466	70
3.000% due 06/25/2050 (a)(m)	10,570	1,776
3.500% due 07/25/2050 (a)(m)	22,038	3,910
4.000% due 03/15/2027 (a)	45	1
4.000% due 07/25/2050 (a)(m)	17,261	3,823
5.000% due 05/25/2048 (a)(m)	5,854	940
10.545% due 10/25/2029 •(m)	8,600	9,303
14.395% due 03/25/2029 •(m)	6,822	7,651
15.895% due 10/25/2028 •(m)	1,472	1,637
Ginnie Mae
1.025% due 12/20/2048 •(a)(m)	2,544	324
1.045% due 08/20/2042 •(a)(m)	1,290	170
1.175% due 12/20/2040 •(a)(m)	840	51
2.500% due 09/20/2036 (a)(m)	38,821	3,269
3.500% due 06/20/2042 (a)(m)	165	21

Total U.S. Government Agencies (Cost $77,211)		71,115

NON-AGENCY MORTGAGE-BACKED SECURITIES 38.0%
225 Liberty Street Trust
4.803% due 02/10/2036 ~	5,000	3,931
4.803% due 02/10/2036 ~(m)	2,541	2,147
245 Park Avenue Trust
3.779% due 06/05/2037 ~	2,500	2,258
3.779% due 06/05/2037 ~(m)	14,261	12,559
280 Park Avenue Mortgage Trust
6.954% due 09/15/2034 •(m)	12,600	11,809
8.245% due 09/15/2034 •(m)	2,500	2,276
Adjustable Rate Mortgage Trust
5.108% due 03/25/2037 ~(m)	1,099	996
5.229% due 03/25/2036 •(m)	2,992	1,797
5.269% due 03/25/2037 •(m)	642	685
5.450% due 03/25/2036 ~(m)	1,890	969
6.165% due 11/25/2037 ~(m)	813	547
American Home Mortgage Assets Trust
5.509% due 11/25/2035 •	327	307
5.549% due 08/25/2037 •(m)	6,149	5,474
American Home Mortgage Investment Trust
5.509% due 03/25/2037 •	2,504	982
5.569% due 09/25/2045 •(m)	2,322	2,047
5.869% due 02/25/2044 •(m)	7,505	7,001

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2024 (Unaudited)

6.600% due 01/25/2037 þ		4,653	705
Anthracite Ltd. 5.678% due 06/20/2041		2,021	0
ASG Resecuritization Trust
3.745% due 01/28/2037 ~(m)		7,788	6,548
6.000% due 06/28/2037 ~(m)		24,526	12,016
Ashford Hospitality Trust
6.669% due 04/15/2035 •(m)		10,360	10,287
8.369% due 04/15/2035 •(m)		10,939	10,740
Atrium Hotel Portfolio Trust
7.044% due 12/15/2036 •		1,840	1,773
7.344% due 12/15/2036 •(m)		8,800	8,307
7.694% due 06/15/2035 •(m)		7,288	7,264
8.794% due 06/15/2035 •		5,000	4,979
Avon Finance PLC
0.000% due 12/28/2049 (b)(h)	GBP	11,488	12,105
0.000% due 12/28/2049 (a)		9,500	16
8.480% due 12/28/2049 •(m)		11,241	14,851
8.730% due 12/28/2049 •(m)		8,564	11,030
8.980% due 12/28/2049 •		2,676	3,316
8.980% due 12/28/2049 •(m)		8,029	11,021
BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032 (m)		$18,810	14,518
7.361% due 03/15/2037 •		7,579	7,530
7.461% due 03/15/2037 •(m)		14,228	14,069
Banc of America Alternative Loan Trust
1.671% due 06/25/2037 •(a)		287	38
5.329% due 06/25/2037 •		267	189
6.000% due 06/25/2037		89	76
6.000% due 06/25/2046		39	34
6.000% due 07/25/2046 (m)		616	535
Banc of America Funding Trust
0.000% due 06/26/2035 ~(m)		1,509	1,482
0.000% due 11/26/2036 ~(m)		25,135	8,466
3.349% due 05/26/2036 ~		4,684	3,929
3.389% due 12/20/2034 ~		202	142
3.894% due 08/25/2047 ~(m)		2,227	1,855
4.346% due 01/20/2047 ~		72	62
4.560% due 10/20/2046 ~		258	217
4.627% due 03/20/2036 ~(m)		741	621
4.868% due 09/20/2037 ~		370	298
4.943% due 01/25/2035 ~		83	81
4.969% due 09/20/2047 ~		137	117
5.389% due 04/25/2037 •(m)		871	700
5.495% due 04/20/2047 •(m)		4,228	3,383
5.750% due 02/20/2035 •(m)		2,486	2,393
5.871% due 09/20/2046 ~(m)		659	645
5.917% due 04/20/2035 ~(m)		856	776
6.000% due 10/25/2037 (m)		2,651	2,311
6.619% due 07/26/2036 ~(m)		8,431	2,663
6.645% due 12/20/2036 ~		21	21
Banc of America Mortgage Trust
5.672% due 01/25/2036 ~		91	87
5.750% due 10/25/2036 (m)		540	458
5.750% due 05/25/2037		550	426
6.000% due 10/25/2036		66	57
6.122% due 10/20/2046 ~		16	14
Bancorp Commercial Mortgage Trust 9.193% due 08/15/2032 •(m)		460	455
Barclays Commercial Mortgage Securities Trust
8.219% due 10/15/2037 •(m)		2,600	2,575
8.944% due 07/15/2037 •		4,000	3,624
Barclays Commercial Real Estate Trust 4.715% due 08/10/2033 ~(m)		7,790	6,556
Bayview Commercial Asset Trust 5.299% due 03/25/2037 •(m)		113	109
BCAP LLC Trust
2.313% due 02/26/2037 ~(m)		7,496	6,001
3.660% due 04/26/2037 ~(m)		6,117	5,184
3.961% due 07/26/2036 ~		365	324
4.283% due 05/26/2037 ~		1,476	1,307
4.394% due 05/26/2036 •(m)		3,192	2,676
4.560% due 03/26/2037 ~(m)		699	569
4.594% due 02/26/2047 •(m)		10,414	8,366
4.644% due 02/26/2036 ~(m)		2,313	1,583
4.790% due 03/27/2037 ~(m)		4,117	3,491
5.408% due 11/26/2035 ~(m)		2,046	1,780
5.500% due 05/26/2035 •(m)		4,333	3,803
5.500% due 12/26/2035 ~(m)		8,099	5,182
5.734% due 06/26/2036 ~(m)		1,980	1,659
5.816% due 01/26/2036 ~(m)		21,852	6,407
6.000% due 06/26/2037 ~(m)		1,372	1,258
6.000% due 08/26/2037 ~(m)		2,071	1,637
6.000% due 10/26/2037 ~(m)		1,551	1,082
6.239% due 07/26/2035 ~		369	303
6.755% due 07/26/2045 ~(m)		2,300	2,196

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2024 (Unaudited)

BearStearns Adjustable Rate Mortgage Trust
4.399% due 08/25/2047 ~		108	95
4.434% due 06/25/2047 ~(m)		1,229	1,118
4.798% due 02/25/2036 ~		261	241
6.627% due 09/25/2034 ~		24	24
6.954% due 10/25/2036 ~		31	30
7.332% due 09/25/2034 ~		11	11
Bear Stearns ALT-A Trust
3.955% due 05/25/2036 ~		192	177
4.110% due 11/25/2035 ~(m)		8,313	4,631
4.181% due 04/25/2037 ~(m)		3,588	2,570
4.409% due 04/25/2035 ~		103	93
4.560% due 08/25/2036 ~		279	133
4.582% due 12/25/2046 ~(m)		3,102	1,597
4.583% due 11/25/2036 ~		1,470	657
4.638% due 07/25/2035 ~		185	133
4.645% due 08/25/2046 ~(m)		3,893	2,734
4.728% due 07/25/2036 ~(m)		46,765	21,011
4.740% due 11/25/2035 ~		23	15
4.743% due 05/25/2036 ~		6,342	2,735
4.823% due 03/25/2036 ~(m)		1,051	632
5.020% due 09/25/2035 ~(m)		7,189	2,472
5.025% due 05/25/2035 ~		88	86
5.289% due 06/25/2046 •(m)		1,049	942
5.309% due 08/25/2036 •(m)		13,044	12,084
5.369% due 02/25/2034 •(m)		1,685	1,551
5.469% due 01/25/2036 •(m)		3,026	2,862
6.094% due 01/25/2035 •(m)		778	740
6.094% due 03/25/2035 •(m)		5,898	5,009
7.125% due 09/25/2034 ~		171	164
Bear Stearns Asset-Backed Securities Trust
6.000% due 12/25/2035		242	140
6.500% due 03/25/2037 þ(m)		8,883	7,909
Beast Mortgage Trust
6.847% due 02/15/2037 •(m)		3,300	2,351
8.661% due 03/15/2036 •(m)		6,000	3,280
Benchmark Mortgage Trust
3.094% due 04/15/2054 ~		200	129
3.404% due 12/15/2062 ~		700	50
4.029% due 03/15/2062 ~(m)		13,630	9,561
Beneria Cowen & Pritzer Collateral Funding Corp. 8.849% due 06/15/2038 •(m)		11,850	7,366
BIG Commercial Mortgage Trust 7.437% due 02/15/2039 •(m)		485	480
BMO Mortgage Trust 3.378% due 02/17/2055 ~(m)		7,850	6,678
Braemar Hotels & Resorts Trust
7.069% due 06/15/2035 •(m)		6,500	6,410
7.669% due 06/15/2035 •(m)		11,000	10,806
Bridgegate Funding PLC
0.000% due 10/16/2062 ~(m)	GBP	39,972	44,254
0.000% due 10/16/2062 ~		20,785	10,897
0.000% due 10/16/2062 (h)		5,795	4
11.050% due 10/16/2062 (m)		23,983	31,868
14.044% due 10/16/2062 •(m)		11,991	17,830
BSREP Commercial Mortgage Trust
6.161% due 08/15/2038 •(m)		$6,823	6,326
6.561% due 08/15/2038 •(m)		474	427
BX Trust
7.061% due 11/15/2038 •(m)		21,004	20,858
7.408% due 11/15/2038 •(m)		7,275	7,232
7.456% due 10/15/2036 •(m)		12,000	11,904
7.561% due 04/15/2034 •(m)		6,000	5,241
7.561% due 02/15/2038 •(m)		1,996	1,907
7.639% due 10/15/2026 •(m)		1,212	1,200
8.298% due 04/15/2034 •		4,000	3,390
BXP Trust 2.868% due 01/15/2044 ~(m)		3,000	2,216
CALI Mortgage Trust
3.957% due 03/10/2039 (m)		24,500	22,813
4.158% due 03/10/2039 (m)		960	820
CBA Commercial Small Balance Commercial Mortgage 6.040% due 01/25/2039 þ		235	224
CD Mortgage Trust 5.688% due 10/15/2048 (m)		1,231	1,156
Chase Mortgage Finance Trust
4.706% due 01/25/2036 ~(m)		2,843	2,600
4.899% due 03/25/2037 ~(m)		891	863
6.000% due 03/25/2037		502	278
Citigroup Commercial Mortgage Trust 5.590% due 12/10/2049 ~		5,030	3,177
Citigroup Global Markets Mortgage Securities 6.500% due 02/25/2029		102	100
Citigroup Mortgage Loan Trust
0.000% due 08/25/2037 ~		1,630	73
3.920% due 07/25/2036 ~(m)		1,855	1,062

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2024 (Unaudited)

4.708% due 04/25/2037 ~	248	218
4.757% due 03/25/2037 ~	1,750	1,546
4.856% due 10/25/2035 ~(m)	854	805
4.972% due 09/25/2037 ~(m)	2,000	1,773
5.068% due 03/25/2037 ~	426	403
5.465% due 02/25/2036 ~(m)	3,805	3,639
5.500% due 11/25/2035	180	167
5.500% due 12/25/2035 (m)	1,909	995
5.554% due 08/25/2034 ~	5,399	5,053
6.000% due 07/25/2036 (m)	3,913	1,941
6.500% due 09/25/2036	815	427
6.524% due 03/25/2037 ~	157	159
7.860% due 03/25/2036 •	75	74
Colony Mortgage Capital Ltd.
6.909% due 11/15/2038 •(m)	2,020	1,919
7.258% due 11/15/2038 •(m)	8,005	7,526
7.954% due 11/15/2038 •(m)	15,475	13,527
8.650% due 11/15/2038 •(m)	24,000	20,107
COLT Mortgage Loan Trust 4.643% due 03/25/2067 ~(m)	4,900	4,659
Commercial Mortgage Trust
2.819% due 01/10/2039 (m)	9,131	8,493
3.754% due 02/10/2037 ~(m)	28,830	27,912
9.361% due 12/15/2038 •(m)	10,004	8,296
10.211% due 12/15/2038 •(m)	5,000	4,031
11.211% due 12/15/2038 •	3,360	2,564
Connecticut Avenue Securities Trust
8.030% due 12/25/2041 •(m)	2,600	2,663
10.530% due 03/25/2042 •(m)	1,400	1,515
10.780% due 12/25/2041 •(m)	5,966	6,251
11.280% due 10/25/2041 •(m)	13,151	13,867
11.280% due 12/25/2041 •	500	526
11.630% due 05/25/2042 •(m)	550	611
14.780% due 03/25/2042 •(m)	3,400	3,867
15.880% due 05/25/2042 •(m)	600	697
Countrywide Alternative Loan Resecuritization Trust 7.000% due 01/25/2037	5,064	934
Countrywide Alternative Loan Trust
0.827% due 12/25/2035 ~(a)	7,344	310
1.793% due 12/25/2035 ~(a)	2,876	209
2.181% due 07/25/2036 •(a)	6,554	1,177
4.532% due 06/25/2037 ~	68	59
5.219% due 06/25/2037 •	496	410
5.265% due 03/20/2047 •	356	300
5.319% due 05/25/2036 •(m)	1,159	304
5.319% due 08/25/2036 •	753	321
5.329% due 05/25/2036 •(m)	6,849	6,259
5.349% due 09/25/2046 •(m)	4,979	4,565
5.389% due 08/25/2047 •(m)	751	628
5.391% due 05/25/2036 ~(m)	2,217	1,989
5.409% due 05/25/2047 •(m)	3,456	2,375
5.429% due 03/25/2036 •(m)	6,644	6,409
5.469% due 06/25/2037 •(m)	5,182	4,162
5.489% due 07/25/2036 •(m)	7,171	6,006
5.500% due 07/25/2035	702	360
5.500% due 10/25/2035 •	427	258
5.500% due 10/25/2035	104	72
5.500% due 11/25/2035	1,381	795
5.500% due 11/25/2035 (m)	1,313	789
5.500% due 12/25/2035	702	376
5.500% due 01/25/2036	56	54
5.500% due 02/25/2036	824	491
5.500% due 02/25/2036 (m)	721	500
5.500% due 05/25/2036 (m)	3,082	2,555
5.500% due 04/25/2037 (m)	1,471	744
5.500% due 12/27/2049	14	12
5.649% due 09/25/2035 •(m)	2,428	1,616
5.649% due 10/25/2046 •	90	66
5.675% due 11/20/2035 •	61	57
5.750% due 01/25/2036	125	66
5.750% due 05/25/2036	142	55
5.750% due 01/25/2037 (m)	7,369	3,736
5.750% due 04/25/2037 (m)	902	760
5.973% due 11/25/2046 •(m)	2,257	2,032
6.000% due 03/25/2035	282	130
6.000% due 11/25/2035	315	49
6.000% due 04/25/2036	631	307
6.000% due 08/25/2036	219	123
6.000% due 11/25/2036	206	114
6.000% due 12/25/2036	673	281
6.000% due 01/25/2037	570	482
6.000% due 01/25/2037 (m)	741	449
6.000% due 02/25/2037	2,107	844
6.000% due 03/25/2037	2,487	979
6.000% due 03/25/2037 (m)	8,072	3,177
6.000% due 04/25/2037 (m)	8,744	4,060

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2024 (Unaudited)

6.000% due 09/25/2037 (m)	7,508	2,621
6.135% due 07/25/2035 •	53	51
6.250% due 12/25/2036 •	495	220
6.429% due 11/25/2035 •(m)	7,192	6,674
6.433% due 07/20/2035 •(m)	3,911	3,446
6.500% due 06/25/2036	340	160
6.500% due 11/25/2036 (m)	8,380	2,768
9.184% due 05/25/2037 •	658	674
Countrywide Asset-Backed Certificates Trust 5.449% due 04/25/2036 •	326	292
Countrywide Home Loan Mortgage Pass-Through Trust
3.810% due 03/25/2037 ~(m)	2,803	2,293
3.816% due 06/20/2035 ~	2	2
4.479% due 11/20/2035 ~(m)	4,511	4,122
4.622% due 05/20/2036 ~(m)	411	379
4.733% due 11/25/2035 ~(m)	774	641
5.000% due 11/25/2035	20	10
5.229% due 08/20/2035 ~	21	20
5.324% due 09/25/2047 ~(m)	1,598	1,262
5.500% due 12/25/2034	41	41
5.500% due 08/25/2035	29	16
5.500% due 11/25/2035	24	13
5.540% due 09/20/2036 ~(m)	1,722	1,534
5.569% due 03/25/2035 •	146	93
5.649% due 03/25/2036 •	41	9
5.811% due 06/25/2047 ~(m)	1,152	1,136
6.000% due 07/25/2037	141	65
6.000% due 08/25/2037	1	1
6.000% due 08/25/2037 (m)	2,970	1,275
6.839% due 03/25/2046 •(m)	15,249	11,061
Credit Suisse Commercial Mortgage Trust 5.737% due 01/15/2049 ~(m)	10,300	8,049
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036	235	142
7.500% due 05/25/2032	587	618
Credit Suisse Mortgage Capital Certificates
3.926% due 12/29/2037 ~(m)	2,781	1,485
3.955% due 05/26/2036 ~(m)	2,476	2,094
4.492% due 09/26/2047 ~(m)	15,469	7,059
7.000% due 08/27/2036	2,932	1,531
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.486% due 02/27/2047 ~(m)	30,895	11,889
3.828% due 08/15/2037 ~(m)	7,296	6,988
3.904% due 11/10/2032 ~	2,500	499
4.488% due 05/27/2036 ~(m)	1,713	1,387
4.531% due 04/28/2037 ~	1,876	1,793
4.557% due 10/26/2036 ~(m)	8,752	8,182
4.992% due 04/26/2035 ~(m)	6,320	5,792
5.064% due 07/26/2037 ~(m)	5,151	4,625
5.326% due 06/25/2036 ~(m)	2,718	2,457
5.569% due 07/25/2036 •	406	66
5.750% due 05/26/2037 (m)	10,394	4,830
6.000% due 07/25/2036	1,669	829
6.396% due 04/25/2036 þ(m)	4,308	2,295
6.500% due 05/25/2036	2,662	913
6.500% due 07/26/2036 (m)	11,391	2,716
6.611% due 07/15/2038 •	1,000	908
7.000% due 08/26/2036 (m)	14,223	2,853
7.344% due 07/15/2032 •(m)	3,121	3,053
8.111% due 07/15/2038 •(m)	15,850	7,418
8.744% due 07/15/2032 •(m)	7,454	7,280
9.111% due 07/15/2038 •(m)	13,700	5,732
9.794% due 07/15/2032 •(m)	15,000	14,658
16.762% due 11/27/2037 •(m)	8,603	7,338
18.125% due 11/25/2037 •(m)	6,717	5,673
DBGS Mortgage Trust
5.989% due 06/15/2033 •(m)	1,100	1,011
6.174% due 06/15/2033 •(m)	1,600	1,429
6.606% due 10/15/2036 •(m)	1,000	977
8.361% due 10/15/2036 •	26,404	18,648
DBWF Mortgage Trust 3.791% due 12/10/2036 (m)	17,961	17,174
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.119% due 02/25/2047 •	298	173
5.500% due 12/25/2035	421	358
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.269% due 04/25/2037 •(m)	3,482	2,389
6.250% due 07/25/2036 ~	34	30
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 5.500% due 09/25/2033	57	58
DOLP Trust 3.704% due 05/10/2041 ~(m)	29,000	20,268
Downey Savings & Loan Association Mortgage Loan Trust 5.259% due 04/19/2047 •	203	193
Ellington Financial Mortgage Trust
0.000% due 02/25/2068 ~(a)	260,922	3,357

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2024 (Unaudited)

0.250% due 02/25/2068 ~(a)		260,922	672
6.810% due 02/25/2068 ~(m)		7,689	7,378
6.810% due 02/25/2068 ~		22,284	19,894
Eurosail PLC
0.000% due 06/13/2045 ~	GBP	6	1,924
4.307% due 03/13/2045 •(m)	EUR	7,067	6,887
6.349% due 06/13/2045 ~(m)	GBP	14,072	16,451
6.699% due 09/13/2045 •(m)		15,554	19,206
6.849% due 06/13/2045 ~(m)		8,667	9,446
7.349% due 09/13/2045 •(m)		11,113	13,458
8.599% due 06/13/2045 ~(m)		3,082	3,136
8.949% due 09/13/2045 •(m)		9,266	12,336
Extended Stay America Trust 8.911% due 07/15/2038 •(m)		$40,899	40,967
First Horizon Alternative Mortgage Securities Trust
0.000% due 12/26/2049		2	0
2.131% due 11/25/2036 •(a)		718	94
4.800% due 02/25/2036 ~		24	17
5.461% due 05/25/2036 ~		390	319
5.615% due 11/25/2036 ~		367	245
6.193% due 08/25/2035 ~		63	5
6.250% due 11/25/2036		54	15
First Horizon Mortgage Pass-Through Trust
3.875% due 07/25/2037 ~		8	4
5.091% due 01/25/2037 ~		187	101
5.164% due 05/25/2037 ~		2,248	973
5.500% due 08/25/2037		213	77
Freddie Mac
8.630% due 09/25/2041 •(m)		6,000	6,184
9.030% due 02/25/2042 •(m)		16,000	16,830
10.030% due 02/25/2042 •(m)		5,000	5,297
10.030% due 01/25/2051 •(m)		3,319	3,572
10.080% due 10/25/2050 •(m)		2,500	2,855
10.780% due 01/25/2034 •(m)		2,800	3,156
11.530% due 09/25/2041 •(m)		6,400	6,715
12.280% due 12/25/2041 •		500	537
12.780% due 10/25/2041 •(m)		15,000	16,177
13.080% due 11/25/2041 •		15,124	16,417
13.780% due 02/25/2042 •(m)		2,350	2,591
GC Pastor Hipotecario FTA 3.625% due 06/21/2046 •(m)	EUR	14,393	14,600
GMAC Mortgage Corp. Loan Trust 3.782% due 07/19/2035 ~		$16	14
GreenPoint Mortgage Funding Trust
5.329% due 01/25/2037 •		464	417
5.369% due 12/25/2046 •(m)		2,315	2,175
GS Mortgage Securities Corp. Trust
4.744% due 10/10/2032 ~(m)		39,357	38,835
6.344% due 07/15/2035 •		1,298	982
7.944% due 11/15/2032 •(m)		10,358	10,173
GS Mortgage Securities Trust 0.547% due 08/10/2043 ~(a)		989	3
GS Mortgage-Backed Securities Trust
0.000% due 07/25/2059 ~		3	3
0.000% due 07/25/2059 ~(a)		234,753	2,032
3.812% due 07/25/2059 ~(m)		20,073	13,535
GSC Capital Corp. Mortgage Trust 5.329% due 05/25/2036 •(m)		969	913
GSR Mortgage Loan Trust
4.609% due 01/25/2036 ~		261	235
5.174% due 12/25/2034 ~		8	7
5.419% due 07/25/2037 •		229	55
6.000% due 09/25/2034		243	246
6.500% due 08/25/2036 •		595	185
6.959% due 11/25/2035 ~		115	62
HarborView Mortgage Loan Trust
4.067% due 08/19/2036 ~		38	33
4.867% due 01/19/2036 •(m)		3,967	2,468
5.124% due 06/19/2045 •		903	408
5.459% due 02/19/2046 •(m)		640	587
5.499% due 11/19/2036 •(m)		514	465
5.559% due 03/19/2036 •(m)		6,344	5,772
5.639% due 06/19/2034 •		62	56
5.719% due 01/19/2035 •		100	82
6.050% due 06/20/2035 •(m)		3,488	3,121
6.425% due 06/20/2035 •		805	708
Harbour PLC
7.008% due 01/28/2054 •	GBP	2,200	2,938
7.508% due 01/28/2054 •(m)		12,153	16,223
HomeBanc Mortgage Trust
4.794% due 04/25/2037 ~(m)		$2,077	1,868
5.469% due 03/25/2035 •(m)		3,203	2,489
HSI Asset Loan Obligation Trust 6.000% due 06/25/2037 (m)		2,003	1,759
IM Pastor Fondo de Titluzacion Hipotecaria
3.595% due 03/22/2043 •(m)	EUR	11,038	10,789

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2024 (Unaudited)

3.595% due 03/22/2044 •(m)		18,839	18,871
Impac CMB Trust
5.489% due 11/25/2035 •		$82	73
5.689% due 10/25/2034 •		35	34
Impac Secured Assets Trust
5.189% due 05/25/2037 •		2	2
5.829% due 03/25/2036 •(m)		892	727
IndyMac IMSC Mortgage Loan Trust 4.135% due 06/25/2037 ~(m)		2,619	1,678
IndyMac INDA Mortgage Loan Trust
3.044% due 03/25/2037 ~		14	11
4.243% due 12/25/2036 ~		399	319
IndyMac INDX Mortgage Loan Trust
3.244% due 06/25/2037 ~		128	103
3.255% due 02/25/2035 ~		195	172
3.439% due 05/25/2037 ~(m)		1,498	1,196
3.969% due 11/25/2036 ~(m)		513	477
4.102% due 11/25/2035 ~(m)		2,142	1,954
4.129% due 06/25/2036 ~(m)		530	465
5.369% due 11/25/2046 •(m)		3,100	2,775
5.389% due 11/25/2036 •		93	88
5.429% due 04/25/2035 •		30	27
5.469% due 02/25/2037 •(m)		1,943	1,268
5.569% due 07/25/2036 •		307	211
5.769% due 08/25/2034 •		97	87
5.829% due 09/25/2034 •		175	152
Jefferies Resecuritization Trust 0.000% due 12/26/2036 ~		3,482	945
JP Morgan Alternative Loan Trust
4.288% due 05/25/2036 ~		541	310
4.650% due 11/25/2036 ~		48	56
5.369% due 06/25/2037 •(m)		21,303	7,793
5.500% due 11/25/2036 ~		8	3
5.892% due 06/27/2037 •(m)		4,372	2,738
6.000% due 12/25/2035		500	341
6.103% due 06/27/2037 ~(m)		13,053	6,654
6.460% due 12/25/2036 þ(m)		1,521	1,538
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042 (m)		2,210	1,966
3.990% due 12/05/2038 ~		1,250	184
3.990% due 12/05/2038		1,400	291
4.128% due 07/05/2031 (m)		3,360	3,081
4.248% due 07/05/2033 (m)		6,360	5,816
4.379% due 07/05/2031 (m)		15,293	13,215
4.580% due 07/05/2031 (m)		1,160	848
5.693% due 04/15/2037 •(m)		976	951
6.203% due 04/15/2037 •(m)		1,464	1,416
6.663% due 07/05/2033 •(m)		3,000	2,578
6.761% due 12/15/2036 •(m)		7,905	3,358
6.961% due 03/15/2036 •(m)		7,900	4,357
7.211% due 12/15/2036 •		3,030	434
7.235% due 10/05/2040 (m)		1,000	1,074
7.301% due 06/15/2038 •(m)		2,000	1,766
7.444% due 02/15/2035 •		721	696
7.961% due 12/15/2036 •		4,800	330
8.394% due 02/15/2035 •(m)		14,418	13,913
8.726% due 11/15/2038 •(m)		9,000	8,871
9.476% due 11/15/2038 •		1,500	1,468
10.471% due 11/15/2038 •(m)		19,700	19,199
JP Morgan Mortgage Trust
4.504% due 05/25/2036 ~		165	136
4.634% due 10/25/2036 ~		11	8
4.759% due 06/25/2037 ~(m)		1,460	1,140
5.074% due 10/25/2036 ~		253	146
5.565% due 07/25/2035 ~		13	13
6.000% due 08/25/2037		331	156
JP Morgan Resecuritization Trust
6.000% due 09/26/2036 ~(m)		953	755
6.500% due 04/26/2036 ~		3,825	1,106
7.613% due 03/21/2037 ~		223	214
Lansdowne Mortgage Securities PLC
3.821% due 09/16/2048 •(m)	EUR	5,071	5,226
3.941% due 06/15/2045 •		900	819
Lavender Trust
6.000% due 11/26/2036 (m)		$5,816	5,560
6.250% due 10/26/2036 (m)		3,424	1,597
Lehman Mortgage Trust
5.761% due 04/25/2036 ~		168	107
6.000% due 08/25/2036		428	332
6.000% due 09/25/2036		328	159
6.000% due 05/25/2037		9	8
6.000% due 01/25/2038		313	305
6.500% due 09/25/2037		3,133	1,014
7.250% due 09/25/2037		31,066	7,340
Lehman XS Trust
5.529% due 07/25/2037 •(m)		22,499	15,793

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2024 (Unaudited)

5.869% due 08/25/2047 •		201	166
5.969% due 07/25/2047 •(m)		3,348	3,013
LUXE Commercial Mortgage Trust 8.464% due 10/15/2038 •(m)		5,211	5,204
MASTR Adjustable Rate Mortgages Trust
4.485% due 10/25/2034 ~		167	151
5.649% due 05/25/2047 •(m)		6,765	5,468
MASTR Alternative Loan Trust
5.319% due 03/25/2036 •(m)		19,954	1,930
5.369% due 03/25/2036 •(m)		26,375	2,582
7.000% due 10/25/2047		10,521	4,286
Merrill Lynch Alternative Note Asset Trust 6.000% due 05/25/2037 (m)		2,158	1,675
Merrill Lynch Mortgage Investors Trust
4.243% due 03/25/2036 ~(m)		5,352	2,634
5.197% due 05/25/2036 ~(m)		858	804
MF1 LLC 9.317% due 12/15/2034 •		2,750	2,612
MF1 Ltd. 7.917% due 12/15/2034 •		475	458
MFA Trust 4.039% due 04/25/2065 ~(m)		14,456	13,828
Mill City Mortgage Loan Trust
0.000% due 08/25/2058 ~(a)		48,895	225
0.000% due 08/25/2058 ~		48,895	3
0.000% due 08/25/2059 ~(a)		31,652	701
0.000% due 04/25/2066 ~		2,549	1,188
0.000% due 04/25/2066 ~(a)		70,945	325
0.000% due 04/25/2066 (a)		70,945	17
0.080% due 08/25/2059 ~(a)		28,222	156
1.221% due 08/25/2058 ~		1,246	569
3.070% due 04/25/2066 ~(m)		3,615	2,560
3.070% due 04/25/2066 ~		6,520	3,993
3.250% due 08/25/2058 ~		2,759	1,752
3.250% due 08/25/2059 ~(m)		3,063	2,572
3.250% due 08/25/2059 ~		2,924	2,161
3.696% due 08/25/2058 ~		4,138	2,350
3.896% due 08/25/2059 ~		5,596	3,336
Morgan Stanley Capital Trust
2.509% due 04/05/2042 ~		2,985	2,278
3.912% due 09/09/2032 (m)		25,312	22,186
6.161% due 12/15/2036 •(m)		6,246	5,059
6.711% due 12/15/2036 •		453	119
7.455% due 12/15/2036 •(m)		18,590	878
7.594% due 11/15/2034 •(m)		6,183	6,106
9.406% due 12/15/2038 •(m)		18,000	14,618
10.305% due 12/15/2038 •(m)		19,500	14,876
Morgan Stanley Mortgage Capital Holdings Trust 3.865% due 09/13/2039 ~(m)		1,780	1,423
Morgan Stanley Mortgage Loan Trust
4.757% due 05/25/2036 ~		1,361	573
5.279% due 01/25/2035 •		249	235
5.309% due 05/25/2036 •		143	28
5.557% due 07/25/2035 ~		461	383
5.750% due 12/25/2035		153	102
5.962% due 06/25/2036 ~		1,757	511
6.000% due 08/25/2037		136	49
6.634% due 01/25/2035 ~		134	116
Morgan Stanley Re-REMIC Trust
1.581% due 02/26/2037 •(m)		1,832	1,686
3.823% due 03/26/2037 þ(m)		1,098	1,105
5.565% due 07/26/2035 ~(m)		4,201	4,135
5.831% due 06/26/2035 ~(m)		9,756	7,322
6.000% due 04/26/2036 (m)		6,287	6,459
6.887% due 09/26/2035 ~(m)		383	368
Morgan Stanley Residential Mortgage Loan Trust
0.375% due 12/25/2068 ~(a)		244,884	1,083
1.560% due 12/25/2068 (a)		244,884	7,630
7.929% due 12/25/2068 ~		4,006	3,789
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060		1,514	1,412
Mortgage Funding PLC 8.299% due 03/13/2046 •(m)	GBP	1,000	1,340
MRCD Mortgage Trust 4.250% due 12/15/2036 ~(m)		$3,700	1,190
MSDB Trust 3.427% due 07/11/2039 ~(m)		21,938	20,234
Natixis Commercial Mortgage Securities Trust 4.193% due 04/10/2037 ~(m)		5,880	3,244
New Orleans Hotel Trust
6.733% due 04/15/2032 •		1,200	1,145
7.183% due 04/15/2032 •(m)		13,642	12,851
New Residential Mortgage Loan Trust
0.250% due 09/25/2064 «~(a)		686,932	3,103
2.343% due 09/25/2064 «~(a)		686,932	23,994
3.863% due 11/25/2059 ~		8,300	4,425

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2024 (Unaudited)

7.662% due 09/25/2064 «~		16,143	14,371
New York Mortgage Trust
5.250% due 07/25/2062 þ(m)		12,855	12,752
6.558% due 08/25/2061 þ		1,005	917
Newgate Funding PLC
4.731% due 12/15/2050 •(m)	EUR	916	964
4.981% due 12/15/2050 •(m)		1,750	1,818
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.289% due 10/25/2036 •(m)		$884	726
Nomura Resecuritization Trust 4.527% due 09/26/2035 ~(m)		3,309	2,913
NovaStar Mortgage Funding Trust 0.484% due 09/25/2046 •		122	111
NYO Commercial Mortgage Trust
6.306% due 11/15/2038 •(m)		2,000	1,944
6.756% due 11/15/2038 •(m)		2,200	2,111
Prime Mortgage Trust
5.319% due 06/25/2036 •(m)		1,228	856
7.000% due 07/25/2034		37	34
RBSSP Resecuritization Trust
5.232% due 05/26/2037 ~(m)		2,747	1,512
5.638% due 09/26/2035 ~(m)		3,083	1,759
6.000% due 03/26/2036 ~(m)		3,462	1,874
6.000% due 06/26/2037 ~		346	304
6.021% due 07/26/2045 ~(m)		8,448	8,124
Regal Trust 1.723% due 09/29/2031 •		1	1
Residential Accredit Loans, Inc. Trust
5.269% due 02/25/2037 •		292	255
5.329% due 07/25/2036 •(m)		7,864	2,801
5.349% due 05/25/2037 •(m)		6,348	5,842
5.389% due 06/25/2037 •(m)		622	544
5.500% due 04/25/2037		39	32
6.000% due 08/25/2035 (m)		505	450
6.000% due 12/25/2035 (m)		1,042	896
6.000% due 06/25/2036		132	104
6.000% due 09/25/2036 (m)		2,835	1,184
6.000% due 11/25/2036 (m)		1,303	1,037
6.000% due 01/25/2037		194	158
6.123% due 01/25/2046 •(m)		2,688	2,165
6.250% due 02/25/2037 (m)		1,900	1,569
6.500% due 09/25/2037 (m)		692	575
7.000% due 10/25/2037 (m)		4,215	3,366
Residential Asset Mortgage Products Trust 8.000% due 05/25/2032		247	167
Residential Asset Securitization Trust
5.500% due 07/25/2035		560	337
6.000% due 02/25/2037		166	69
6.000% due 03/25/2037		2,796	890
6.000% due 07/25/2037 (m)		6,206	2,361
6.250% due 08/25/2037		4,040	985
Residential Funding Mortgage Securities, Inc. Trust
5.850% due 11/25/2035		46	35
5.994% due 07/27/2037 ~		98	82
6.000% due 04/25/2037		374	294
6.000% due 06/25/2037		146	116
RiverView HECM Trust 4.410% due 05/25/2047 •		2,849	2,558
Seasoned Credit Risk Transfer Trust
3.813% due 05/25/2057 ~		4,129	1,754
3.836% due 11/25/2059 ~		12,795	6,023
4.250% due 09/25/2060 (m)		1,800	1,735
4.250% due 03/25/2061 ~(m)		700	637
4.357% due 05/25/2064 «~		3,998	1,979
4.500% due 11/25/2061 ~(m)		3,900	3,240
5.000% due 04/25/2062 ~		3,400	3,021
11.323% due 03/25/2061 ~		490	289
15.281% due 11/25/2060 ~		1,189	890
16.146% due 09/25/2060 ~		1,591	1,218
Sequoia Mortgage Trust
4.095% due 01/20/2038 ~		72	57
5.815% due 07/20/2036 •		95	19
6.164% due 02/20/2034 •		110	99
6.275% due 10/20/2027 •		113	97
7.208% due 09/20/2032 ~		174	167
SFO Commercial Mortgage Trust
6.361% due 05/15/2038 •(m)		18,150	17,328
6.711% due 05/15/2038 •(m)		2,120	1,999
7.011% due 05/15/2038 •(m)		1,760	1,638
SG Commercial Mortgage Securities Trust 4.660% due 02/15/2041 ~(m)		9,000	7,088
SMRT Commercial Mortgage Trust 7.797% due 01/15/2039 •(m)		30,200	28,837
Soho Trust 2.786% due 08/10/2038 ~		6,000	3,364

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2024 (Unaudited)

StarwoodMortgage Residential Trust 3.935% due 11/25/2066 ~		500	365
Starwood Mortgage Trust
8.261% due 04/15/2034 •(m)		13,424	13,090
9.261% due 04/15/2034 •		6,612	6,391
Stratton Hawksmoor PLC
6.980% due 02/25/2053 •(m)	GBP	1,967	2,599
7.730% due 02/25/2053 •(m)		4,300	5,631
Structured Adjustable Rate Mortgage Loan Trust
4.170% due 02/25/2037 ~(m)		$4,628	3,161
4.635% due 01/25/2036 ~		537	303
4.791% due 04/25/2047 ~		1,012	477
5.149% due 08/25/2036 ~		2,255	437
Structured Asset Mortgage Investments Trust
5.272% due 02/25/2036 ~		2,646	1,210
5.309% due 03/25/2037 •		806	130
5.349% due 07/25/2046 •(m)		8,163	5,829
5.389% due 05/25/2036 •(m)		1,330	893
5.389% due 08/25/2036 •(m)		684	564
5.429% due 05/25/2045 •		47	41
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 5.709% due 01/25/2034 ~		61	60
SunTrust Adjustable Rate Mortgage Loan Trust 6.036% due 02/25/2037 ~(m)		1,087	973
SunTrust Alternative Loan Trust 2.181% due 04/25/2036 •(a)		3,891	613
TBW Mortgage-Backed Trust
6.000% due 07/25/2036		204	75
6.500% due 07/25/2036 (m)		18,314	4,356
TDA Mixto Fondo de Titulizacion de Activos
3.886% due 10/28/2050 •(m)	EUR	7,671	4,474
3.912% due 12/28/2050 •(m)		5,631	5,573
TTAN 7.611% due 03/15/2038 •(m)		$8,531	8,475
VASA Trust
6.111% due 07/15/2039 •(m)		1,000	927
9.111% due 07/15/2039 •		4,435	2,373
Verus Securitization Trust 7.834% due 06/25/2069 ~		1,000	990
VNDO Mortgage Trust 4.033% due 01/10/2035 ~(m)		4,814	4,504
Waikiki Beach Hotel Trust
7.424% due 12/15/2033 •(m)		19,450	19,162
8.074% due 12/15/2033 •(m)		20,500	19,863
WaMu Mortgage Pass-Through Certificates Trust
3.818% due 03/25/2037 ~		216	176
4.032% due 11/25/2036 ~		91	79
4.123% due 07/25/2037 ~(m)		943	741
4.150% due 03/25/2037 ~(m)		1,455	1,290
4.168% due 02/25/2037 ~(m)		1,415	1,206
4.242% due 06/25/2037 ~(m)		567	493
4.531% due 07/25/2037 ~		451	411
5.073% due 08/25/2036 ~(m)		838	773
5.509% due 07/25/2045 •		83	80
5.616% due 03/25/2033 ~		19	18
5.809% due 06/25/2044 •		73	69
5.873% due 06/25/2047 •		1,436	1,122
5.921% due 07/25/2047 •		353	294
5.933% due 07/25/2047 •(m)		10,189	8,393
6.003% due 10/25/2046 •		199	170
6.171% due 07/25/2046 •(m)		2,063	1,832
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (h)	GBP	0	2,149
7.630% due 12/21/2049 •		646	858
8.130% due 12/21/2049 •		646	852
Washington Mutual Mortgage Pass-Through Certificates Trust
2.460% due 06/25/2046 •(m)		$5,007	2,797
3.725% due 06/25/2033 ~		61	56
5.449% due 01/25/2047 •(m)		6,767	6,045
5.569% due 07/25/2036 •(m)		2,885	2,001
5.750% due 11/25/2035 (m)		714	655
5.973% due 10/25/2046 •		232	197
6.000% due 04/25/2037 (m)		1,139	1,018
6.467% due 05/25/2036 þ(m)		3,128	2,731
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037		161	139
7.097% due 07/25/2037 ~(m)		1,107	1,018
Wells Fargo Commercial Mortgage Trust 4.708% due 09/15/2031 ~(m)		27,000	26,091
Wells Fargo Mortgage Loan Trust
4.420% due 03/27/2037 ~(m)		3,121	1,895
6.169% due 04/27/2036 ~(m)		2,925	2,751
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/2037		48	44
7.402% due 10/25/2036 ~		4	3
7.455% due 09/25/2036 ~		3	3

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2024 (Unaudited)

WorldwidePlaza Trust 3.715% due 11/10/2036 ~		8,000	638
WSTN Trust
0.341% due 07/05/2037 ~(a)		515,000	3,463
7.958% due 07/05/2037 ~(m)		11,200	11,730
8.748% due 07/05/2037 ~(m)		11,200	11,616
10.174% due 07/05/2037 ~(m)		9,010	9,207

Total Non-Agency Mortgage-Backed Securities (Cost $2,354,881)			2,244,470

ASSET-BACKED SECURITIES 20.6%
510 Loan Acquisition Trust 8.107% due 09/25/2060 þ(m)		13,847	13,974
ABFC Trust
5.269% due 10/25/2036 •(m)		199	211
5.529% due 10/25/2033 •		142	139
6.019% due 03/25/2034 •		447	439
Acacia CDO Ltd. 9.350% due 11/08/2039 •(m)		8,674	2,006
Access Financial Manufactured Housing Contract Trust 7.650% due 05/15/2049		200	1
ACE Securities Corp. Home Equity Loan Trust
5.189% due 12/25/2036 •(m)		21,011	5,540
5.929% due 08/25/2035 •(m)		5,096	4,219
6.064% due 07/25/2035 •(m)		17,938	16,732
Adagio CLO DAC 0.000% due 04/30/2031 ~	EUR	1,800	632
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 7.069% due 09/25/2034 •(m)		$740	678
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ(m)		1,163	994
Ally Bank Auto Credit-Linked Notes Trust 6.315% due 05/17/2032		436	441
AmeriCredit Automobile Receivables Trust 7.819% due 08/25/2032 •		208	208
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.573% due 09/25/2032 •(m)		1,148	995
6.694% due 05/25/2034 •		154	151
6.694% due 08/25/2035 •(m)		6,350	6,067
Apex Credit CLO Ltd. 0.000% due 10/20/2034 ~		20,050	11,634
Argent Securities Trust
5.119% due 09/25/2036 •(m)		7,457	2,448
5.169% due 06/25/2036 •(m)		6,429	1,770
5.209% due 04/25/2036 •		1,010	324
5.269% due 06/25/2036 •		3,619	996
5.349% due 03/25/2036 •(m)		9,857	5,479
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.659% due 11/25/2035 •(m)		29,851	26,105
5.729% due 02/25/2036 •(m)		20,312	16,223
Banco Bilbao Vizcaya Argentaria 4.105% due 03/22/2046 •	EUR	488	310
Bear Stearns Asset-Backed Securities Trust
3.465% due 09/25/2034 •		$111	109
4.820% due 10/25/2036 ~		117	91
5.154% due 10/25/2036 ~		2,323	1,034
5.238% due 07/25/2036 ~		15	15
5.277% due 12/25/2036 •(m)		8,251	7,918
6.469% due 10/27/2032 •		1	4
Bombardier Capital Mortgage Securitization Corp. 7.830% due 06/15/2030 ~		3,549	334
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		2,900	351
Carrington Mortgage Loan Trust
5.049% due 03/25/2035 •		559	452
5.389% due 12/26/2036 •(m)		13,201	11,289
CIFC Funding Ltd. 0.000% due 04/24/2030 ~		3,390	911
Citigroup Mortgage Loan Trust
4.285% due 05/25/2036 þ		2,413	905
4.563% due 03/25/2036 þ		1,357	658
5.169% due 05/25/2037 •		410	274
5.269% due 12/25/2036 •(m)		16,700	6,721
5.289% due 09/25/2036 •(m)		10,206	7,839
5.289% due 12/25/2036 •(m)		10,782	5,918
5.409% due 12/25/2036 •(m)		12,235	4,927
5.669% due 11/25/2046 •(m)		4,267	3,620
College Avenue Student Loans LLC
0.000% due 06/25/2054 «(h)		21	9,678
6.610% due 06/25/2054 «		2,647	2,747
8.660% due 06/25/2054 «		3,811	4,037
Cologix Canadian Issuer LP 7.740% due 01/25/2052	CAD	2,000	1,409
Conseco Finance Corp.
6.530% due 02/01/2031 ~		$347	307
7.060% due 02/01/2031 ~		1,508	1,353

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2024 (Unaudited)

7.500% due 03/01/2030 ~		6,001	1,851
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031 þ		235	240
7.960% due 05/01/2031		1,457	341
8.060% due 09/01/2029 ~		2,914	481
8.260% due 12/01/2030 ~(m)		4,584	954
8.850% due 12/01/2030 ~(m)		5,630	862
9.163% due 03/01/2033 ~(m)		9,234	9,381
9.546% due 12/01/2033 ~(m)		5,493	5,402
Cork Street CLO DAC 0.000% due 11/27/2028 ~	EUR	1,401	260
Coronado CDO Ltd.
6.000% due 09/04/2038 (m)		$3,685	1,249
6.778% due 09/04/2038 •(m)		23,255	7,717
Countrywide Asset-Backed Certificates Trust
4.136% due 02/25/2036 ~		1	1
4.402% due 10/25/2032 ~(m)		1,467	1,501
5.249% due 03/25/2037 •(m)		10,735	9,937
5.359% due 01/25/2046 •(m)		36,804	31,020
5.369% due 06/25/2037 •(m)		16,962	17,593
5.449% due 03/25/2036 •(m)		13,962	12,724
5.449% due 05/25/2036 •(m)		3,678	3,129
5.469% due 11/25/2047 •(m)		3,494	3,258
5.554% due 04/25/2036 •(m)		8,762	8,205
5.649% due 12/25/2036 •		264	213
5.869% due 03/25/2047 •(m)		910	704
6.069% due 05/25/2047 •(m)		4,610	3,723
6.139% due 04/25/2036 •(m)		9,606	8,593
6.867% due 09/25/2046 þ(m)		6,149	4,383
6.994% due 11/25/2035 •(m)		6,183	4,592
Credit Suisse First Boston Mortgage Securities Corp. 6.019% due 02/25/2031 •(m)		610	600
Credit-Based Asset Servicing & Securitization CBO Ltd. 8.750% due 09/06/2041 •		98,373	559
CSAB Mortgage-Backed Trust 5.500% due 05/25/2037 (m)		1,856	1,275
Duke Funding Ltd. 9.000% due 04/08/2039 •(m)		7,546	627
ECAF Ltd.
3.473% due 06/15/2040 (m)		924	605
4.947% due 06/15/2040 (m)		6,116	4,129
EMC Mortgage Loan Trust 8.344% due 04/25/2042 •(m)		1,378	1,354
Encore Credit Receivables Trust 5.659% due 07/25/2035 •		307	300
Euromax ABS PLC 3.917% due 11/10/2095 •	EUR	2,688	2,830
Exeter Automobile Receivables Trust
0.000% due 07/15/2033 «(h)(m)		$27	17,273
0.000% due 12/15/2033 «(h)		25	3,039
FAB U.K. Ltd. 0.000% due 12/06/2045 ~	GBP	15,223	4,860
Fieldstone Mortgage Investment Trust 5.309% due 07/25/2036 •(m)		$4,091	2,057
First Franklin Mortgage Loan Trust
5.539% due 02/25/2036 •(m)		5,500	5,194
5.914% due 09/25/2035 •(m)		5,832	5,354
5.944% due 05/25/2036 •(m)		15,316	14,056
Flagship Credit Auto Trust
0.000% due 12/15/2027 «(h)		9	467
0.000% due 06/15/2029 «(h)		3	0
FREED ABS Trust 0.000% due 09/20/2027 «(h)		10	240
Fremont Home Loan Trust
5.119% due 01/25/2037 •		2,754	1,263
5.449% due 02/25/2037 •		1,094	358
Glacier Funding CDO Ltd. 8.770% due 08/04/2035 •(m)		31,282	3,131
GLS Auto Select Receivables Trust
5.640% due 08/15/2030 (m)		800	822
5.920% due 08/15/2030		1,000	1,030
GMAC Mortgage Corp. Loan Trust 6.749% due 12/25/2037 þ(m)		584	579
Greenpoint Manufactured Housing 9.230% due 12/15/2029 ~(m)		5,311	5,356
GreenSky Home Improvement Trust
5.870% due 06/25/2059		500	511
6.360% due 06/25/2059		500	513
7.330% due 06/25/2059		900	927
GSAMP Trust
5.029% due 01/25/2037 •(m)		2,447	1,475
5.059% due 01/25/2037 •		730	440
5.109% due 12/25/2036 •		778	422
5.169% due 11/25/2036 •		3,262	1,590
5.219% due 12/25/2036 •(m)		3,633	1,828
5.289% due 04/25/2036 •		403	267

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2024 (Unaudited)

5.509% due 04/25/2036 •(m)	14,360	9,677
6.619% due 10/25/2034 •	97	100
6.844% due 06/25/2034 •(m)	1,253	1,165
Hillcrest CDO Ltd. 5.973% due 12/10/2039 •(m)	32,573	5,359
Home Equity Mortgage Loan Asset-Backed Trust
5.129% due 11/25/2036 •(m)	2,765	2,481
5.172% due 12/25/2031 þ	467	325
5.209% due 04/25/2037 •(m)	16,038	10,985
5.289% due 04/25/2037 •(m)	2,342	2,053
Hout Bay Corp.
4.422% due 07/05/2041 •	108,638	18,352
4.622% due 07/05/2041 •	4,871	5
4.752% due 07/05/2041 •	1,690	0
HSI Asset Securitization Corp. Trust
5.159% due 01/25/2037 •(m)	27,126	19,492
5.189% due 12/25/2036 •	19,484	5,225
5.289% due 10/25/2036 •(m)	6,401	2,251
5.309% due 12/25/2036 •(m)	11,934	3,141
Huntington Bank Auto Credit-Linked Notes Trust 6.153% due 05/20/2032	1,291	1,313
IXIS Real Estate Capital Trust 5.944% due 09/25/2035 •(m)	2,062	2,110
JP Morgan Mortgage Acquisition Trust
5.129% due 08/25/2036 •	5	2
5.159% due 03/25/2047 •	53	53
5.269% due 07/25/2036 •	2,569	1,112
5.289% due 07/25/2036 •	949	271
5.462% due 09/25/2029 þ(m)	2,378	1,449
5.888% due 10/25/2036 þ(m)	6,515	3,968
KGS-Alpha SBA COOF Trust 1.011% due 04/25/2038 «~(a)	594	12
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042 (m)	2,658	2,459
Lehman ABS Mortgage Loan Trust 5.059% due 06/25/2037 •(m)	3,297	2,220
Lehman XS Trust
4.293% due 05/25/2037 ~(m)	5,981	5,111
6.670% due 06/24/2046 þ	196	206
Lendingpoint Asset Securitization Trust 5.990% due 10/15/2029	975	901
LendingPoint Pass-Through Trust
0.000% due 03/15/2028 «(h)	1,400	139
0.000% due 04/15/2028 «(h)	1,700	175
Long Beach Mortgage Loan Trust
5.349% due 02/25/2036 •(m)	16,912	14,444
5.509% due 05/25/2046 •(m)	7,968	2,486
5.674% due 11/25/2035 •(m)	53,982	50,474
Madison Park Funding Ltd. 0.000% due 07/27/2047 ~(m)	5,600	2,040
MAN GLG U.S. CLO Ltd. 0.000% due 07/15/2034 ~	6,450	4,128
Marble Point CLO Ltd. 0.000% due 01/22/2052 ~	17,150	9,784
Margate Funding Ltd.
5.316% due 12/04/2044 •(m)	17,556	3,666
5.586% due 12/04/2044 ^•(e)	4,126	69
Marlette Funding Trust
0.000% due 07/16/2029 «(h)	16	48
0.000% due 09/17/2029 «(h)	35	130
0.000% due 03/15/2030 «(h)	33	616
0.000% due 09/16/2030 «(h)	9	292
MASTR Asset-Backed Securities Trust
5.189% due 08/25/2036 •	2,635	1,006
5.269% due 03/25/2036 •(m)	4,760	2,881
5.309% due 06/25/2036 •(m)	3,517	3,231
5.329% due 02/25/2036 •(m)	5,917	2,223
5.449% due 06/25/2036 •	2,520	908
5.509% due 12/25/2035 •(m)	14,961	12,764
5.539% due 01/25/2036 •	138	137
Mid-State Capital Corp. Trust 6.742% due 10/15/2040	2,182	2,225
Morgan Stanley ABS Capital, Inc. Trust
5.039% due 10/25/2036 •	1,360	605
5.069% due 11/25/2036 •	1,142	649
5.089% due 09/25/2036 •	3,149	1,089
5.109% due 10/25/2036 •(m)	7,076	3,148
5.119% due 11/25/2036 •(m)	12,450	7,075
5.189% due 10/25/2036 •(m)	3,410	1,517
5.269% due 06/25/2036 •(m)	4,414	2,288
5.269% due 06/25/2036 •	459	392
5.269% due 09/25/2036 •(m)	6,326	2,187
5.299% due 02/25/2037 •(m)	4,268	2,042
5.329% due 03/25/2036 •	10	8
6.004% due 01/25/2035 •(m)	6,378	5,747
6.919% due 05/25/2034 •	59	72

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2024 (Unaudited)

MorganStanley Home Equity Loan Trust 5.199% due 04/25/2037 •(m)		20,521	10,812
National Collegiate Commutation Trust 0.000% due 03/25/2038 •(m)		135,200	36,117
New Century Home Equity Loan Trust 7.969% due 01/25/2033 •		190	163
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.249% due 07/25/2036 •(m)		3,500	2,919
5.629% due 10/25/2036 •		4,108	928
NovaStar Mortgage Funding Trust 5.309% due 11/25/2036 •		1,029	318
Oakwood Mortgage Investors, Inc.
7.840% due 11/15/2029 ~		760	775
8.490% due 10/15/2030		1,152	1,118
OCP CLO Ltd. 0.000% due 07/20/2037 ~		11	4,264
Option One Mortgage Loan Trust
5.099% due 07/25/2037 •(m)		19,536	12,674
5.109% due 01/25/2037 •		250	163
5.109% due 01/25/2037 •(m)		7,334	4,322
5.189% due 01/25/2037 •		1,496	882
5.219% due 03/25/2037 •		467	235
5.299% due 04/25/2037 •(m)		1,933	958
5.662% due 01/25/2037 þ		1	1
Orient Point CDO Ltd. 5.853% due 10/03/2045 •		391,989	113,952
Ownit Mortgage Loan Trust 3.158% due 10/25/2035 þ(m)		3,388	1,935
Pagaya AI Debt Selection Trust
3.270% due 05/15/2029		1,008	964
8.491% due 06/16/2031		5,998	6,136
Palisades CDO Ltd. 9.450% due 07/22/2039 •(m)		6,563	2,535
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.844% due 10/25/2034 •(m)		1,195	1,066
PRET LLC
3.721% due 07/25/2051 þ		1,211	1,184
3.844% due 07/25/2051 þ		2,909	2,754
6.170% due 07/25/2051 þ(m)		2,100	2,081
7.967% due 09/25/2051 þ(m)		3,913	3,868
8.112% due 11/25/2053 þ		892	906
PRPM LLC 6.291% due 02/25/2027 þ		1,000	990
Putnam Structured Product Funding Ltd. 1.584% due 10/15/2038 •(m)		727	453
RAAC Trust 7.594% due 05/25/2046 •(m)		17,151	16,868
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ		3,152	822
Residential Asset Mortgage Products Trust
4.763% due 08/25/2033 •		316	314
5.719% due 04/25/2034 •(m)		1,108	1,108
5.839% due 04/25/2034 •(m)		346	348
6.544% due 04/25/2034 •(m)		1,031	1,022
6.949% due 04/25/2034 •(m)		1,738	1,743
Residential Asset Securities Corp. Trust
5.229% due 11/25/2036 •(m)		3,969	3,687
5.309% due 10/25/2036 •(m)		2,548	2,343
5.449% due 08/25/2036 •(m)		8,404	7,872
5.464% due 04/25/2036 •(m)		6,172	5,102
5.629% due 12/25/2035 •(m)		6,307	5,537
Rockford Tower CLO Ltd.
0.000% due 10/15/2029 ~(m)		11,667	3,383
0.000% due 10/20/2030 ~		4,967	1,146
0.000% due 10/20/2031 ~		4,967	1,309
0.000% due 04/20/2034 ~(m)		22,000	10,268
Santander Bank Auto Credit-Linked Notes
6.110% due 06/15/2032		1,800	1,819
7.762% due 06/15/2032		1,400	1,424
10.171% due 06/15/2032		2,995	3,054
13.030% due 06/15/2032		2,600	2,646
Saxon Asset Securities Trust
1.671% due 11/25/2035 •(m)		5,547	3,830
2.091% due 03/25/2035 •(m)		5,096	2,829
Securitized Asset-Backed Receivables LLC Trust
5.249% due 07/25/2036 •(m)		11,552	9,666
5.289% due 07/25/2036 •		2,591	923
5.429% due 02/25/2037 •		213	91
5.469% due 05/25/2036 •(m)		14,612	7,680
5.569% due 11/25/2035 •(m)		9,386	7,857
5.629% due 08/25/2035 •(m)		1,472	1,200
5.644% due 01/25/2035 •		6	5
Segovia European CLO DAC 0.000% due 04/15/2035 ~	EUR	1,400	658
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(h)(m)		$36	14,303

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2024 (Unaudited)

SLMStudent Loan Trust 0.000% due 01/25/2042 «(h)		31	6,016
SMB Private Education Loan Trust
0.000% due 10/15/2048 «(h)		8	2,034
0.000% due 09/15/2054 «(h)(m)		42,288	49,774
0.000% due 11/16/2054 «(h)		5	4,394
0.000% due 02/16/2055 «(h)		9	9,240
5.950% due 02/16/2055 (m)		9,476	9,301
SoFi Professional Loan Program LLC 0.000% due 09/25/2040 «(h)		14,219	1,326
Soloso CDO Ltd. 5.896% due 10/07/2037 •		17,418	13,063
Soundview Home Loan Trust
5.119% due 06/25/2037 •(m)		2,115	1,428
5.149% due 02/25/2037 •(m)		6,833	1,973
5.229% due 02/25/2037 •(m)		7,930	2,301
5.249% due 06/25/2037 •(m)		5,226	3,530
5.919% due 10/25/2037 •(m)		3,947	3,027
6.069% due 09/25/2037 •(m)		1,580	1,309
South Coast Funding Ltd.
0.454% due 01/06/2041 •(m)		168,529	29,479
0.454% due 01/06/2041 •		48	8
Specialty Underwriting & Residential Finance Trust
3.984% due 02/25/2037 þ		2,416	841
4.194% due 06/25/2037 •		2,893	1,461
5.669% due 03/25/2037 •		273	151
Start Ltd. 4.089% due 03/15/2044		565	546
Stream Innovations Trust 6.270% due 07/15/2044		441	453
Structured Asset Securities Corp. 10.969% due 05/25/2032 •(m)		4,255	3,842
Taberna Preferred Funding Ltd.
5.844% due 05/05/2038 •		21	21
5.884% due 08/05/2036 •		2,603	2,343
5.884% due 08/05/2036 •(m)		10,472	9,425
Talon Funding Ltd. 8.990% due 06/05/2035 •		676	90
Tropic CDO Ltd. 5.883% due 07/15/2036 •		3,322	3,156
UCFC Home Equity Loan Trust 7.750% due 04/15/2030 ~		309	308
Verde CDO Ltd. 5.810% due 10/05/2045 •(m)		240,688	53,772
Wells Fargo Home Equity Asset-Backed Securities Trust 5.374% due 01/25/2037 •		9,480	9,456

Total Asset-Backed Securities (Cost $1,760,466)			1,218,143

SOVEREIGN ISSUES 3.6%
Argentina Government International Bond
0.750% due 07/09/2030 þ(m)		30,420	17,109
1.000% due 07/09/2029 (m)		5,302	3,457
3.500% due 07/09/2041 þ(m)		17,060	7,814
4.125% due 07/09/2035 þ		7,600	3,663
4.125% due 07/09/2035 þ(m)		27,544	12,843
4.125% due 07/09/2046 þ		230	117
5.000% due 01/09/2038 þ(m)		76,360	40,242
Dominican Republic International Bond 10.750% due 06/01/2036	DOP	229,000	4,059
Ecuador Government International Bond 6.900% due 07/31/2030 þ(m)		$2,960	2,162
Egypt Government International Bond 6.375% due 04/11/2031 (m)	EUR	13,100	12,263
El Salvador Government International Bond
0.250% due 04/17/2030 (a)		$20,000	462
9.250% due 04/17/2030		20,000	19,930
Ghana Government International Bond
6.375% due 02/11/2027 ^(e)(m)		3,477	1,823
6.375% due 02/11/2027 ^(e)		1,000	524
7.875% due 02/11/2035 ^(e)(m)		5,412	2,880
8.750% due 03/11/2061 ^(e)(m)		1,500	807
Peru Government International Bond
5.350% due 08/12/2040	PEN	100	24
5.400% due 08/12/2034		1	0
6.150% due 08/12/2032		5	1
6.900% due 08/12/2037		15	4
6.950% due 08/12/2031		5	2
Romania Government International Bond
5.125% due 09/24/2031	EUR	3,090	3,458
5.250% due 05/30/2032 (m)		200	224
5.375% due 03/22/2031 (m)		2,620	2,991
5.625% due 02/22/2036 (m)		1,060	1,173
5.625% due 05/30/2037		3,200	3,522
6.375% due 09/18/2033 (m)		3,000	3,590

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2024 (Unaudited)

RussiaGovernment International Bond
5.100% due 03/28/2035		$600	253
5.625% due 04/04/2042		10,200	6,987
5.875% due 09/16/2043		200	137
Turkey Government International Bond
50.000% due 09/06/2028 ~	TRY	1,484,300	43,013
51.594% due 05/20/2026 ~		1,700	50
51.594% due 08/19/2026 ~		1,300	38
51.594% due 05/17/2028 ~		276,200	8,028
Ukraine Government International Bond
0.000% due 02/01/2030 þ(i)		$605	266
0.000% due 02/01/2034 þ(i)		2,262	774
0.000% due 02/01/2035 þ(i)		1,912	838
0.000% due 02/01/2036 þ(i)		1,593	692
1.750% due 02/01/2034 þ		3,223	1,438
1.750% due 02/01/2035 þ		3,879	1,686
1.750% due 02/01/2036 þ		3,980	1,711
Venezuela Government International Bond
6.000% due 06/30/2049		590	72
8.250% due 10/13/2024 ^(e)		136	19
9.250% due 09/15/2027 ^(e)		734	116

Total Sovereign Issues (Cost $214,915)			211,262

		SHARES
COMMON STOCKS 3.4%
COMMUNICATION SERVICES 1.8%
Clear Channel Outdoor Holdings, Inc.(f)		4,853,248	7,765
iHeartMedia, Inc. 'A'(f)		2,021,190	3,739
Promotora de Informaciones SA 'A'(f)		4,079,279	1,476
Syniverse Holdings, Inc.«(k)		19,639,265	19,109
Windstream Units«(f)		3,155,914	73,239

			105,328

CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment, Inc.(f)		2	0
Desarrolladora Homex SAB de CV(f)		719,113	0
West Marine«(f)(k)		43,000	272

			272

CONSUMER STAPLES 0.0%
Steinhoff International Holdings NV«(f)(k)		299,163,217	0

ENERGY 0.0%
Constellation Oil 'B'«(f)(k)		252,651	27

FINANCIALS 1.5%
Banca Monte dei Paschi di Siena SpA		6,139,000	35,412
Corestate Capital Holding SA«(f)(k)		843,935	0
Intelsat Emergence SA«(k)		1,755,353	52,146
UBS Group AG		12,342	380

			87,938

INDUSTRIALS 0.1%
Forsea Holding SA«		264,283	6,517
Mcdermott International Ltd.(f)		585,421	117
Westmoreland Mining Holdings«(f)(k)		238,883	209
Westmoreland Mining LLC«(f)(k)		240,987	1,024

			7,867

Total Common Stocks (Cost $267,922)			201,432

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
West Marine - Exp. 09/08/2028«		5,580	0

FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027«		13,833	24

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2024 (Unaudited)

Total Warrants (Cost $43,499)		24

PREFERRED SECURITIES 0.8%
BANKING & FINANCE 0.8%
AGFC Capital Trust 7.313% (TSFR3M + 2.012%) due 01/15/2067 ~(m)	35,500,000	23,309
American AgCredit Corp. 5.250% due 06/15/2026 •(j)	10,000,000	9,799
Capital Farm Credit ACA 5.000% due 03/15/2026 •(j)(m)	4,300,000	4,194
Compeer Financial ACA 4.875% due 08/15/2026 •(j)(m)	1,900,000	1,843
OCP CLO Ltd. 0.000% due 04/26/2036 ~	2,600	1,269
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(j)(m)	5,253,700	6,672
SVB Financial Group
4.000% due 05/15/2026 ^(e)(j)	1,600,000	3
4.250% due 11/15/2026 ^(e)(j)	1,000,000	2
4.700% due 11/15/2031 ^(e)(j)	1,593,000	4

Total Preferred Securities (Cost $49,424)		47,095

REAL ESTATE INVESTMENT TRUSTS 0.6%
REAL ESTATE 0.6%
Uniti Group, Inc.	1,591,211	8,974
VICI Properties, Inc.	711,293	23,693

Total Real Estate Investment Trusts (Cost $18,729)		32,667

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.6%
REPURCHASE AGREEMENTS (l) 2.8%		166,689

U.S. TREASURY BILLS 0.8%
4.971% due 10/17/2024 - 12/19/2024 (g)(h)(m)(p)	$46,078	45,807

Total Short-Term Instruments (Cost $212,485)		212,496

Total Investments in Securities (Cost $9,074,696)		8,081,760

	SHARES
INVESTMENTS IN AFFILIATES 19.4%
COMMON STOCKS 7.1%
AFFILIATED INVESTMENTS 7.1%
Amsurg Equity« (k)	3,517,243	189,680
Market Garden Dogwood LLC« (k)	147,000,000	150,533
Neiman Marcus Group Ltd. LLC«(k)	602,840	79,180
Sierra Hamilton Holder LLC«(k)	30,337,712	3

		419,396

Total Common Stocks (Cost $321,034)		419,396

SHORT-TERM INSTRUMENTS 12.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.3%
PIMCO Short-Term Floating NAV Portfolio III	74,645,210	726,821

Total Short-Term Instruments (Cost $726,234)		726,821

Total Investments in Affiliates (Cost $1,047,268)		1,146,217

Total Investments 156.3% (Cost $10,121,964)		$9,227,977
Financial Derivative Instruments(n)(o)(0.2)%(Cost or Premiums, net $39,476)		(9,613)
Other Assets and Liabilities, net (56.1)%		(3,314,046)

Net Assets 100.0%		$5,904,318

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Security becomes interest bearing at a future date.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity	11/02/2023-1106/2023	146,968	189,680	3.21
Constellation Oil 'B'	06/10/2022	27	27	0.00
Corestate Capital Holding SA	08/22/2023	0	0	0.00
Intelsat Emergence SA	06/19/2017 - 02/23/2024	114,056	52,146	0.88
Market Garden Dogwood LLC	3/13/2024	147,000	150,533	2.55
Neiman Marcus Group Ltd. LLC	09/25/2020	19,376	79,180	1.34
Sierra Hamilton Holder LLC	07/31/2017	7,690	3	0.00
Steinhoff International Holdings NV	06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc.	05/12/2022 - 05/31/2024	19,333	19,109	0.32
West Marine	09/12/2023	618	272	0.00
Westmoreland Mining Holdings	12/08/2014 - 03/26/2019	6,949	209	0.00
Westmoreland Mining LLC	06/30/2023	1,596	1,024	0.02

$463,613	$492,183	8.32%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

JPS	4.880%	07/30/2024	TBD(2)	$166,689	U.S. Treasury Bonds 1.375% - 3.875% due 08/15/2040 - 11/15/2040	$(178,015)	$166,689	$168,242

Total Repurchase Agreements	$(178,015)	$166,689	$168,242

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements

BMO	5.190%	09/23/2024	11/20/2024	$(313)	$(314)
BNY	5.940	07/08/2024	01/08/2025	(82,329)	(83,573)
5.940	08/09/2024	02/10/2025	(53,089)	(53,587)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2024 (Unaudited)

	5.940	08/28/2024	02/28/2025		(3,765)	(3,787)
	5.940	09/10/2024	03/10/2025		(21,590)	(21,671)
BOM	5.710	09/05/2024	10/07/2024		(3,434)	(3,449)
BOS	5.840	09/03/2024	01/02/2025		(10,965)	(11,019)
	5.890	09/09/2024	01/09/2025		(17,636)	(17,705)
	5.940	09/03/2024	01/02/2025		(3,154)	(3,170)
	5.940	09/09/2024	01/09/2025		(15,249)	(15,309)
	6.090	09/09/2024	01/09/2025		(4,048)	(4,064)
	6.140	09/13/2024	01/13/2025		(7,673)	(7,698)
BPS	3.550	09/18/2024	TBD(4)	EUR	(4,715)	(5,255)
	3.652	09/06/2024	11/06/2024		(189)	(211)
	3.710	09/18/2024	TBD(4)		(11,492)	(12,810)
	3.730	09/18/2024	TBD(4)		(1,757)	(1,959)
	5.465	09/18/2024	01/20/2025	GBP	(7,190)	(9,631)
	5.510	06/21/2024	10/24/2024		$(30,972)	(31,497)
	5.530	09/10/2024	12/10/2024		(87,080)	(87,361)
	5.590	08/16/2024	02/14/2025		(16,969)	(17,101)
	5.690	08/16/2024	11/15/2024		(41,319)	(41,619)
	5.690	09/05/2024	11/15/2024		(10,276)	(10,318)
	5.790	07/17/2024	01/14/2025		(4,905)	(4,970)
	5.830	07/29/2024	10/29/2024		(818)	(826)
	5.940	07/17/2024	01/14/2025		(2,129)	(2,158)
	6.070	08/16/2024	02/14/2025		(38,854)	(39,181)
	6.090	07/29/2024	01/21/2025		(144,599)	(146,293)
	6.190	07/29/2024	01/21/2025		(11,586)	(11,724)
	6.190	08/16/2024	02/14/2025		(4,164)	(4,200)
	6.390	07/29/2024	01/21/2025		(7,782)	(7,877)
	6.390	08/16/2024	02/14/2025		(1,692)	(1,707)
BRC	3.500	09/20/2024	TBD(4)		(29,785)	(29,817)
	3.580	09/18/2024	TBD(4)	EUR	(938)	(1,046)
	4.000	09/20/2024	TBD(4)		$(4,743)	(4,749)
	5.100	09/20/2024	TBD(4)		(1,101)	(1,103)
	5.529	09/23/2024	03/24/2025	GBP	(8,879)	(11,885)
	5.650	09/27/2024	01/03/2025		$(362)	(362)
	5.790	09/16/2024	12/16/2024		(18,472)	(18,517)
	5.890	09/09/2024	03/10/2025		(14,381)	(14,432)
	6.000	08/26/2024	02/26/2025		(23,023)	(23,161)
	6.040	08/20/2024	11/20/2024		(25,367)	(25,560)
	6.090	07/29/2024	11/26/2024		(2,209)	(2,235)
	6.090	08/20/2024	11/20/2024		(181)	(182)
	6.090	09/12/2024	01/10/2025		(12,591)	(12,635)
	6.090	09/26/2024	01/24/2025		(28,664)	(28,688)
	6.140	07/29/2024	11/26/2024		(598)	(605)
	6.180	08/21/2024	02/21/2025		(6,735)	(6,782)
	6.190	08/20/2024	11/20/2024		(244)	(246)
	6.190	09/26/2024	01/24/2025		(1,385)	(1,386)
	6.240	08/02/2024	11/04/2024		(1,400)	(1,415)
	6.247	07/17/2024	10/17/2024	GBP	(16,787)	(22,729)
	6.320	08/28/2024	11/26/2024		$(13,504)	(13,584)
	6.370	08/05/2024	02/05/2025		(1,253)	(1,265)
	6.370	08/13/2024	11/13/2024		(19,428)	(19,597)
	6.400	07/12/2024	10/09/2024		(19,240)	(19,518)
	6.448	07/29/2024	10/29/2024		(3,205)	(3,242)
	6.490	08/02/2024	11/04/2024		(4,028)	(4,071)
	6.530	08/07/2024	11/07/2024		(4,857)	(4,905)
BYR	5.320	08/19/2024	11/19/2024		(14,896)	(14,998)
	5.320	08/23/2024	11/21/2024		(1,050)	(1,056)
	5.320	09/30/2024	11/19/2024		(7,731)	(7,732)
	5.340	07/23/2024	11/20/2024		(5,341)	(5,402)
	5.340	07/29/2024	11/20/2024		(1,288)	(1,301)
	5.340	08/21/2024	12/20/2024		(28,059)	(28,242)
	5.340	09/30/2024	11/20/2024		(2,400)	(2,401)
	5.360	09/09/2024	01/09/2025		(66,982)	(67,215)
CDC	5.220	10/01/2024	01/03/2025		(8,136)	(8,136)
	5.390	09/16/2024	01/14/2025		(14,128)	(14,163)
	5.390	09/20/2024	01/14/2025		(1,117)	(1,119)
	5.390	09/23/2024	01/21/2025		(36,282)	(36,325)
	5.390	09/25/2024	01/14/2025		(1,828)	(1,830)
	5.390	09/25/2024	01/21/2025		(1,464)	(1,465)
	5.590	09/09/2024	01/07/2025		(369)	(370)
	5.680	07/23/2024	10/23/2024		(1,627)	(1,645)
	5.690	09/09/2024	01/07/2025		(14,012)	(14,065)
	5.790	09/09/2024	01/07/2025		(17,395)	(17,462)
	5.800	07/26/2024	10/28/2024		(19,392)	(19,601)
	5.800	08/01/2024	10/28/2024		(5,867)	(5,925)
	5.890	07/01/2024	10/01/2024		(8,093)	(8,215)
	5.940	08/14/2024	11/12/2024		(3,114)	(3,138)
	6.200	08/07/2024	11/07/2024		(7,376)	(7,446)
CIB	5.700	09/13/2024	10/11/2024		(486)	(487)
DBL	3.670	09/23/2024	TBD(4)	EUR	(2,053)	(2,288)
	4.045	09/07/2023	TBD(4)		(12,578)	(14,658)
	5.420	09/24/2024	TBD(4)		$(19,760)	(19,781)
	5.725	09/13/2024	11/08/2024		(14,012)	(14,052)
	5.775	09/13/2024	11/08/2024		(3,373)	(3,383)
	5.825	09/13/2024	11/08/2024		(6,260)	(6,279)
	5.875	09/13/2024	11/08/2024		(1,608)	(1,613)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2024 (Unaudited)

	5.975	09/13/2024	11/08/2024		(12,601)	(12,639)
	6.125	09/13/2024	11/08/2024		(11,260)	(11,295)
	6.147	09/20/2024	11/15/2024		(3,982)	(3,989)
	6.175	09/13/2024	11/08/2024		(22,488)	(22,557)
	6.325	09/13/2024	11/08/2024		(5,433)	(5,450)
	6.375	09/13/2024	11/08/2024		(20,171)	(20,235)
	6.450	09/13/2024	11/08/2024		(1,768)	(1,774)
	6.500	09/13/2024	11/08/2024		(1,621)	(1,626)
	6.525	09/13/2024	11/08/2024		(13,007)	(13,050)
	6.550	09/13/2024	11/08/2024		(10,567)	(10,601)
	6.575	09/13/2024	11/08/2024		(89,623)	(89,918)
	6.625	09/13/2024	11/08/2024		(3,195)	(3,205)
	6.650	09/13/2024	11/08/2024		(12,802)	(12,845)
	6.655	09/13/2024	11/08/2024		(8,526)	(8,555)
	6.675	09/13/2024	11/08/2024		(15,864)	(15,917)
	6.725	09/13/2024	11/08/2024		(33,284)	(33,396)
	6.750	09/13/2024	11/08/2024		(3,204)	(3,215)
DEU	5.150	09/20/2024	TBD(4)		(28,119)	(28,163)
	5.320	09/20/2024	TBD(4)		(42,068)	(42,136)
	5.320	09/27/2024	TBD(4)		(20,800)	(20,813)
	5.660	08/13/2024	11/13/2024		(12,041)	(12,134)
	5.790	07/29/2024	10/28/2024		(9,674)	(9,774)
	5.810	09/30/2024	10/23/2024		(20,553)	(20,556)
GLM	5.220	09/27/2024	06/24/2025		(108,620)	(108,683)
	5.270	09/27/2024	06/24/2025		(7,158)	(7,162)
	5.320	09/27/2024	06/24/2025		(4,128)	(4,130)
	5.470	09/27/2024	06/24/2025		(2,677)	(2,679)
	6.130	02/08/2024	10/29/2024		(6,313)	(6,586)
	6.180	02/08/2024	10/29/2024		(5,086)	(5,308)
	6.560	01/30/2024	10/29/2024		(53,516)	(55,906)
	6.570	01/30/2024	10/29/2024		(10,555)	(11,027)
	6.590	01/30/2024	10/29/2024		(10,874)	(11,362)
	6.590	03/18/2024	10/29/2024		(521)	(540)
	6.610	01/30/2024	10/29/2024		(2,491)	(2,603)
IND	5.170	09/26/2024	11/26/2024		(155)	(156)
	5.180	09/09/2024	03/06/2025		(3,178)	(3,188)
	5.300	09/09/2024	03/06/2025		(3,133)	(3,143)
	5.380	09/30/2024	02/18/2025		(717)	(717)
	5.390	09/18/2024	12/17/2024		(3,429)	(3,436)
	5.390	09/24/2024	12/17/2024		(3,022)	(3,025)
	5.410	09/24/2024	12/17/2024		(1,894)	(1,896)
	5.430	09/25/2024	12/17/2024		(1,722)	(1,724)
	5.460	09/18/2024	12/17/2024		(1,324)	(1,326)
	5.480	09/27/2024	12/30/2024		(3,507)	(3,509)
	5.530	09/27/2024	12/30/2024		(1,588)	(1,589)
	5.720	09/03/2024	12/03/2024		(2,023)	(2,032)
	5.750	08/28/2024	11/25/2024		(14,920)	(15,001)
	5.880	08/07/2024	11/08/2024		(1,750)	(1,765)
	5.930	09/24/2024	11/08/2024		(677)	(677)
	5.980	08/07/2024	11/08/2024		(598)	(603)
JML	5.250	09/20/2024	11/12/2024		(48,177)	(48,254)
	6.000	09/20/2024	11/12/2024		(202)	(203)
	6.118	07/19/2024	10/21/2024	GBP	(11,349)	(15,356)
JPS	2.500	09/20/2024	11/12/2024		$(3,209)	(3,212)
	6.325	07/02/2024	10/02/2024		(5,422)	(5,508)
	6.425	07/02/2024	10/02/2024		(5,767)	(5,861)
	6.475	07/02/2024	10/02/2024		(3,850)	(3,913)
	6.525	07/02/2024	10/02/2024		(6,875)	(6,989)
	6.617	07/08/2024	10/02/2024		(3,413)	(3,466)
	6.725	07/02/2024	10/02/2024		(5,789)	(5,887)
MBC	5.650	09/27/2024	01/27/2025	GBP	(10,696)	(14,308)
	5.700	09/27/2024	01/27/2025		(6,921)	(9,259)
MEI	3.800	09/23/2024	10/04/2024	EUR	(486)	(542)
	3.980	09/20/2024	12/20/2024		(2,043)	(2,277)
	4.080	09/03/2024	12/03/2024		(4,883)	(5,453)
	5.360	09/20/2024	12/20/2024	GBP	(1,542)	(2,065)
	5.580	09/20/2024	11/20/2024		(3,128)	(4,189)
	5.630	08/08/2024	11/08/2024		$(3,011)	(3,036)
MSB	5.374	09/19/2024	01/20/2025	GBP	(4,941)	(6,617)
	5.404	09/19/2024	01/20/2025		(6,231)	(8,346)
	5.431	09/20/2024	01/20/2025		(6,812)	(9,123)
	5.479	09/20/2024	03/20/2025		(8,651)	(11,586)
	5.740	09/04/2024	03/03/2025		$(3,581)	(3,598)
	5.785	07/19/2024	01/20/2025	GBP	(17,470)	(23,624)
	5.840	09/04/2024	03/03/2025		$(5,282)	(5,307)
	5.940	08/26/2024	02/24/2025		(5,080)	(5,112)
	6.040	09/17/2024	03/17/2025		(27,883)	(27,954)
	6.090	09/04/2024	03/03/2025		(48,514)	(48,753)
	6.140	09/04/2024	03/03/2025		(19,885)	(19,984)
	6.140	09/17/2024	03/17/2025		(14,691)	(14,728)
	6.190	06/04/2024	12/02/2024		(3,751)	(3,833)
MYI	2.500	09/20/2024	TBD(4)		(10,862)	(10,871)
MZF	5.680	09/18/2024	03/18/2025		(60,006)	(60,129)
	5.830	09/18/2024	03/18/2025		(456)	(457)
NOM	5.250	09/20/2024	TBD(4)		(4,509)	(4,516)
NXN	5.390	09/30/2024	01/14/2025		(3,219)	(3,219)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2024 (Unaudited)

RBC	5.680	09/23/2024	11/07/2024		(9,411)	(9,423)
	6.130	09/24/2024	03/20/2025		(1,239)	(1,241)
	6.180	09/24/2024	03/20/2025		(2,422)	(2,425)
	6.230	08/08/2024	02/07/2025		(2,500)	(2,525)
	6.230	09/24/2024	03/20/2025		(2,067)	(2,070)
RCE	3.680	09/20/2024	12/20/2024	EUR	(14,109)	(15,723)
	3.700	09/18/2024	TBD(4)		(3,543)	(3,949)
	4.465	08/05/2024	02/05/2025		(2,565)	(2,876)
	5.440	09/18/2024	12/18/2024	GBP	(847)	(1,135)
RCY	5.360	09/27/2024	10/24/2024		$(5,903)	(5,906)
	5.650	09/09/2024	10/07/2024		(12,063)	(12,105)
RTA	5.430	09/20/2024	12/19/2024		(23,001)	(23,039)
	5.630	09/09/2024	01/09/2025		(28,257)	(28,363)
	5.880	09/19/2024	01/21/2025		(2,983)	(2,990)
	5.960	09/09/2024	01/09/2025		(12,625)	(12,675)
	5.970	08/02/2024	02/03/2025		(30,180)	(30,508)
	5.980	09/09/2024	01/09/2025		(23,925)	(24,015)
	6.030	09/20/2024	03/20/2025		(14,571)	(14,600)
	6.030	10/01/2024	11/15/2024		(5,066)	(5,066)
	6.040	09/17/2024	11/01/2024		(5,078)	(5,090)
	6.050	08/02/2024	02/03/2025		(8,541)	(8,635)
	6.060	08/02/2024	02/03/2025		(22,882)	(23,134)
	6.080	07/08/2024	10/08/2024		(6,135)	(6,230)
	6.130	08/02/2024	02/03/2025		(5,483)	(5,544)
	6.160	09/09/2024	01/09/2025		(5,079)	(5,100)
SBI	6.505	07/30/2024	01/27/2025		(51,144)	(51,726)
	6.555	07/30/2024	01/27/2025		(8,307)	(8,402)
SOG	5.100	09/20/2024	TBD(4)		(25,568)	(25,607)
	5.140	09/30/2024	01/03/2025		(1,885)	(1,886)
	5.690	07/29/2024	10/29/2024		(2,580)	(2,606)
	5.740	07/17/2024	01/17/2025		(9,690)	(9,816)
	5.750	07/08/2024	10/08/2024		(833)	(844)
	5.810	07/17/2024	10/16/2024		(1,260)	(1,276)
	5.830	07/15/2024	10/15/2024		(20,482)	(20,740)
	5.830	07/24/2024	10/24/2024		(13,300)	(13,448)
	5.870	07/09/2024	10/09/2024		(34,742)	(35,218)
	5.870	08/26/2024	10/09/2024		(8,568)	(8,618)
	5.870	09/30/2024	10/09/2024		(17,823)	(17,826)
	6.040	07/03/2024	01/02/2025		(30,529)	(31,026)
	6.040	07/16/2024	01/16/2025		(3,961)	(4,016)
	6.040	08/09/2024	02/10/2025		(25,202)	(25,442)
	6.040	09/13/2024	03/13/2025		(4,071)	(4,084)
	6.090	09/13/2024	03/13/2025		(5,059)	(5,075)
UBS	3.570	09/18/2024	TBD(4)	EUR	(5,586)	(6,226)
	3.630	09/18/2024	TBD(4)		(19,055)	(21,239)
	3.650	09/18/2024	TBD(4)		(7,860)	(8,761)
	3.680	09/18/2024	TBD(4)		(5,604)	(6,246)
	3.700	09/18/2024	TBD(4)		(8,115)	(9,045)
	3.986	09/24/2024	12/20/2024		(261)	(291)
	4.020	09/06/2024	12/06/2024		(14,897)	(16,629)
	4.136	09/24/2024	12/20/2024		(3,964)	(4,416)
	5.170	10/02/2024	01/03/2025		$(45,546)	(45,546)
	5.220	10/02/2024	01/03/2025		(1,515)	(1,515)
	5.472	09/06/2024	12/06/2024	GBP	(2,227)	(2,989)
	5.800	07/02/2024	10/02/2024		$(8,877)	(9,007)
	5.850	07/02/2024	10/02/2024		(33,721)	(34,219)
	5.850	09/30/2024	10/02/2024		(3,603)	(3,604)
	5.900	09/25/2024	01/03/2025		(5,000)	(5,005)
	6.130	09/04/2024	12/04/2024		(15,282)	(15,352)
	6.360	05/01/2024	11/01/2024		(15,293)	(15,706)
	6.520	07/02/2024	10/02/2024		(8,430)	(8,569)
	6.540	04/16/2024	10/16/2024		(3,182)	(3,279)
	6.550	04/26/2024	10/29/2024		(49,305)	(50,723)
	6.570	07/02/2024	10/02/2024		(31,436)	(31,958)
WFS	5.900	08/29/2024	10/03/2024		(23,184)	(23,309)
	5.950	08/29/2024	10/03/2024		(27,936)	(28,088)

Total Reverse Repurchase Agreements						$(3,212,450)

(m)		Securities with an aggregate market value of $3,991,197 and cash of $30,096 have been pledged as collateral under the terms of master agreements as of September 30, 2024.
(1)		Includes accrued interest.
(2)		Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(3,127,164) at a weighted average interest rate of 6.110%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)		Open maturity reverse repurchase agreement.
(n)		FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2024 (Unaudited)

FUTURESCONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	510	$(122,349)	$193	$115	$0
3-Month SOFR Active Contract December Futures	03/2026	102	(24,735)	215	23	0
3-Month SOFR Active Contract June Futures	09/2025	287	(69,447)	106	93	0
3-Month SOFR Active Contract March Futures	06/2025	315	(75,982)	148	98	0
3-Month SOFR Active Contract March Futures	06/2026	95	(23,043)	189	18	0
3-Month SOFR Active Contract September Futures	12/2024	235	(55,971)	613	13	0
3-Month SOFR Active Contract September Futures	12/2025	76	(18,418)	172	21	0

Total Futures Contracts	$1,636	$381	$0

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	162,300	$2,756	$758	$3,514	$0	$(86)
Receive	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/16/2030	27,000	335	5,627	5,962	12	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	28,300	(2,278)	22,114	19,836	0	(62)
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	$189,000	(13)	5,447	5,434	42	0
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	94,800	10	2,713	2,723	16	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	15,100	7	595	602	22	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026	1,244,900	6,094	5,658	11,752	0	(2,176)
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027	13,450	(2)	778	776	26	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2027	1,348,200	13,042	8,084	21,126	0	(2,668)
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	660	(31)	(39)	(70)	0	(2)
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2028	196,000	2,649	1,504	4,153	0	(463)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	123,500	(2,337)	260	(2,077)	341	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	275,200	4,155	2,973	7,128	0	(756)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031	98,500	(2,199)	16,487	14,288	280	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031	16,600	(225)	2,085	1,860	43	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	88,000	10,651	(118)	10,533	258	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	1,300	28	23	51	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	12/21/2038	108,200	418	(4,583)	(4,165)	384	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Semi-Annual	03/20/2043	1,300	(4)	175	171	4	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Semi-Annual	12/16/2045	3,800	(44)	566	522	12	0
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	06/20/2048	3,100	256	313	569	9	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050	20,500	(367)	5,241	4,874	60	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	68,000	16,788	3,194	19,982	196	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	45,800	11,031	3,360	14,391	132	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/21/2052	92,160	786	(2,380)	(1,594)	376	0
Pay	1-Year BRL-CDI	11.157	Maturity	01/02/2025	BRL	7,800	0	(40)	(40)	0	0
Pay	1-Year BRL-CDI	11.177	Maturity	01/02/2025	5,200	0	(26)	(26)	0	0
Pay	1-Year BRL-CDI	11.367	Maturity	01/02/2025	6,400	0	(27)	(27)	0	0
Pay	1-Year BRL-CDI	12.018	Maturity	01/02/2025	17,400	0	(22)	(22)	0	0
Pay	1-Year BRL-CDI	12.098	Maturity	01/02/2025	28,900	0	(26)	(26)	0	0

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2024 (Unaudited)

Pay	1-Year BRL-CDI	12.158	Maturity	01/02/2025	14,600	0	(9)	(9)	0	0
Pay	1-Year BRL-CDI	12.163	Maturity	01/02/2025	14,300	0	(9)	(9)	0	0
Pay	1-Year BRL-CDI	12.178	Maturity	01/02/2025	29,100	0	(16)	(16)	0	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027	9,400	0	(68)	(68)	0	(2)
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027	4,700	0	(33)	(33)	0	(1)
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027	4,700	0	(33)	(33)	0	(1)
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027	2,400	0	(10)	(10)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027	10,500	0	(42)	(42)	0	(2)
Receive	1-Year BRL-CDI	11.823	Maturity	01/04/2027	599,100	0	1,810	1,810	120	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027	25,100	0	(76)	(76)	0	(5)
Pay	1-Year BRL-CDI	12.047	Maturity	01/04/2027	437,000	0	(924)	(924)	0	(87)
Receive(1)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055	EUR	14,749	71	(73)	(2)	0	(153)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	20,400	373	2,442	2,815	0	(57)
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030	1,200	(1)	164	163	0	(4)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050	2,500	139	974	1,113	0	(18)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050	500	(16)	219	203	0	(4)
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052	34,600	2,992	11,240	14,232	0	(264)
Receive(1)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052	143,700	1,990	8,135	10,125	0	(156)
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027	MXN	7,600	0	4	4	1	0
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027	4,700	0	1	1	0	0
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032	2,300	9	(1)	8	0	0
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032	9,500	39	(8)	31	1	0
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032	2,400	0	(1)	(1)	0	0
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032	5,600	0	(1)	(1)	1	0

Total Swap Agreements	$67,102	$104,379	$171,481	$2,336	$(6,971)

Cash of $63,837 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.
(1)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2024	BRL	555	$99	$0	$(3)
10/2024	EUR	7,328	8,154	0	(3)
10/2024	GBP	3,923	5,131	0	(114)
10/2024	HKD	85,880	11,030	0	(19)
10/2024	$102	BRL	555	0	0
10/2024	42,504	EUR	38,143	0	(45)
10/2024	55	PLN	213	1	0
BPS	10/2024	BRL	23,575	$4,224	0	(103)
10/2024	CNH	6,736	941	0	(22)
10/2024	EUR	112,926	125,469	62	(297)
10/2024	HKD	305,559	39,230	0	(83)
10/2024	HUF	192,401	534	0	(4)
10/2024	PLN	408	106	1	0
10/2024	TRY	257,167	7,292	0	(158)
10/2024	$4,239	BRL	23,575	89	0
10/2024	334	CNH	2,366	4	0
10/2024	805,433	EUR	720,867	0	(3,001)
10/2024	6	TRY	228	0	0
11/2024	CNH	14,771	$2,051	0	(65)
11/2024	EUR	720,867	806,524	2,988	0
11/2024	TRY	701,452	19,014	0	(443)
11/2024	$106	PLN	408	0	(1)
01/2025	BRL	23,827	$4,239	0	(87)
05/2029	KWD	1,047	3,600	82	0
07/2029	128	440	10	0
BRC	10/2024	AUD	444	302	0	(5)
10/2024	BRL	289	51	0	(2)
10/2024	GBP	110,577	145,879	0	(1,958)
10/2024	$53	BRL	289	0	0
10/2024	170	PLN	652	0	(1)
10/2024	13,428	TRY	477,290	421	0
11/2024	TRY	9,898	$272	0	0
11/2024	$12,740	TRY	487,658	774	0
12/2024	TRY	156,278	$4,166	0	(61)
12/2024	$40,043	TRY	1,511,157	1,165	0
01/2025	2,434	92,656	11	0
02/2025	814	32,926	32	0
CBK	10/2024	EUR	13,556	$15,095	18	(13)
10/2024	$1,243	CNH	8,809	16	0
10/2024	391	IDR	6,062,057	10	0
11/2024	CNH	16,035	$2,244	0	(52)
11/2024	EUR	4,240	4,751	24	0

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2024 (Unaudited)

DUB	10/2024	BRL	5,555	984	0	(36)
10/2024	PLN	505	132	1	0
10/2024	$1,020	BRL	5,555	0	0
10/2024	340	PLN	1,314	1	(1)
11/2024	132	505	0	(1)
02/2025	839	MXN	16,979	6	0
FAR	10/2024	305	AUD	444	2	0
11/2024	AUD	444	$305	0	(2)
GLM	10/2024	BRL	1,177	208	0	(8)
10/2024	EUR	558,781	622,197	190	0
10/2024	$216	BRL	1,177	0	0
10/2024	353	PLN	1,401	11	0
JPM	10/2024	CNH	12,152	$1,698	0	(38)
10/2024	$339	CNH	2,404	4	0
10/2024	390	PLN	1,512	3	0
11/2024	CNH	2,398	$339	0	(4)
11/2024	$20,992	TRY	784,419	871	0
12/2024	11,919	449,248	268	0
02/2025	1,873	75,436	65	0
05/2025	11,257	495,222	437	0
MBC	10/2024	PLN	455	$119	1	0
10/2024	$13,319	CAD	17,895	0	(87)
10/2024	14	CNY	98	0	0
10/2024	154,179	GBP	115,315	54	(62)
11/2024	CAD	17,880	$13,319	88	0
11/2024	EUR	4,081	4,573	24	0
11/2024	GBP	113,591	151,922	59	0
11/2024	$322	PLN	1,240	1	(1)
MYI	10/2024	CZK	12,141	$523	0	(13)
10/2024	EUR	84,687	94,383	113	0
10/2024	GBP	815	1,077	0	(12)
10/2024	$10,933	EUR	9,861	44	0
SCX	10/2024	4,812	4,336	14	0
11/2024	CNH	7,238	$999	0	(37)
TOR	10/2024	CAD	17,882	13,286	64	0
UAG	10/2024	$148	PLN	574	1	0
02/2025	717	TRY	29,296	33	0

Total Forward Foreign Currency Contracts	$8,063	$(6,842)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Petroleos Mexicanos	1.000%	Quarterly	12/20/2028	4.114%	$3,000	$(580)	$242	$0	$(338)
BRC	Egypt Government International Bond	1.000	Quarterly	12/20/2028	5.604	22,600	(3,907)	279	0	(3,628)
Egypt Government International Bond	1.000	Quarterly	06/20/2029	5.807	6,900	(1,476)	218	0	(1,258)
DUB	Eskom «	4.650	Quarterly	06/30/2029	0.078	22,100	0	1,735	1,735	0
MYC	Petroleos Mexicanos	1.000	Quarterly	12/20/2028	4.114	3,700	(722)	305	0	(417)

$(6,685)	$2,779	$1,735	$(5,641)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

FBF	ABX.HE.AA.6-2 Index «	0.170%	Monthly	05/25/2046	$21,749	$(19,360)	$15,028	$0	$(4,332)
GST	ABX.HE.AA.6-1 Index «	0.320	Monthly	07/25/2045	4,248	(845)	531	0	(314)
ABX.HE.PENAAA.7-1 Index «	0.090	Monthly	08/25/2037	1,233	(761)	683	0	(78)

$(20,966)	$16,242	$0	$(4,724)

TOTAL RETURN SWAPS ON LOAN PARTICIPATIONS AND ASSIGNMENTS
Swap Agreements, at Value
Counterparty	Pay/ Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	AP Core Holdings II, LLC	1-Month USD-SOFR	Monthly	10/31/2024	$225	$0	$(398)	$0	$(398)
BPS	Pay	AP Core Holdings II, LLC	1-Month USD-SOFR	Monthly	10/31/2024	240	0	(92)	0	(92)
BPS	Pay	Gateway Casinos & Entertainment Limited	1-Month USD-SOFR	Monthly	11/25/2024	5,539	0	4,295	4,295	0
BPS	Pay	Veritas US Inc.	1-Month USD-SOFR	Monthly	10/31/2024	297	0	881	881	0

$0	$4,686	$5,176	$(490)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2024 (Unaudited)

TOTALRETURN SWAPS ON SECURITIES
											Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive(5)	United States Treasury Inflation Indexed Bonds «	N/A	0.0000%	Maturity	01/28/2036	CNY	59,900	$25	$(2,661)	$0	$(2,636)

Total Swap Agreements									$(27,626)	$21,046	$6,911	$(13,491)

(p)

Securities with an aggregate market value of $13,439 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2		Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Loan Participations and Assignments						$0	$1,037,974		$853,371		$1,891,345
Corporate Bonds & Notes
Banking & Finance						0	345,811		0		345,811
Industrials						0	1,173,698		174,348		1,348,046
Utilities						0	159,333		0		159,333
Convertible Bonds & Notes
Banking & Finance						0	8,541		0		8,541
Industrials						0	21,063		0		21,063
Municipal Bonds & Notes
Michigan						0	3,237		0		3,237
Puerto Rico						0	30,690		0		30,690
West Virginia						0	34,990		0		34,990
U.S. Government Agencies						0	71,115		0		71,115
Non-Agency Mortgage-Backed Securities						0	2,201,023		43,447		2,244,470
Asset-Backed Securities						0	1,092,163		125,980		1,218,143
Sovereign Issues						0	211,262		0		211,262
Common Stocks
Communication Services						12,980	0		92,348		105,328
Consumer Discretionary						0	0		272		272
Energy						0	0		27		27
Financials						35,792	0		52,146		87,938
Industrials						117	0		7,750		7,867
Warrants
Financials						0	0		24		24
Preferred Securities
Banking & Finance						0	47,095		0		47,095
Real Estate Investment Trusts
Real Estate						32,667	0		0		32,667
Short-Term Instruments
Repurchase Agreements						0	166,689		0		166,689
U.S. Treasury Bills						0	45,807		0		45,807

						$81,556	$6,650,491		$1,349,713		$8,081,760
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments						0	0		419,396		419,396
Short-Term Instruments
Central Funds Used for Cash Management Purposes						726,821	0		0		726,821

						$726,821	$0		$419,396		$1,146,217

Total Investments						$808,377	$6,650,491		$1,769,109		$9,227,977

Financial Derivative Instruments - Assets

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2024 (Unaudited)

Exchange-traded or centrally cleared					0	2,717		0	2,717
Over the counter					0	13,239		1,735	14,974

					$0	$15,956		$1,735	$17,691
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					0	(6,971)		0	(6,971)
Over the counter					0	(12,973)		(7,360)	(20,333)

					$0	$(19,944)		$(7,360)	$(27,304)

Total Financial Derivative Instruments					$0	$(3,988)		$(5,625)	$(9,613)

Totals					$808,377	$6,646,503		$1,763,484	$9,218,364

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2024:
Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2024 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$568,000	$137,822	$(80,384)	$591	$2,125	$50,330	$174,887	$0	$853,371	$10,475
Corporate Bonds & Notes
Banking & Finance	61,252	0	(61,851)	0	506	369	0	(276)	0	(6,392)
Industrials	188,223	0	0	0	0	(13,875)	0	0	174,348	(13,875)
Non-Agency Mortgage-Backed Securities	8,463	43,568	(710)	(281)	67	614	0	(8,274)	43,447	223
Asset-Backed Securities	135,021	0	(1,784)	66	(847)	(11,003)	6,784	(2,257)	125,980	(10,825)
Common Stocks
Communication Services(3)	71,603	0	0	0	0	20,745	0	0	92,348	20,745
Consumer Discretionary(4)	272	0	0	0	0	0	0	0	272	0
Energy	3,964	0	(4,241)	0	3,989	(3,685)	0	0	27	0
Financials	65,286	0	0	0	0	(13,140)	0	0	52,146	(13,140)
Industrials	7,740	0	0	0	0	10	0	0	7,750	10
Warrants
Financials	34	0	0	0	0	(10)	0	0	24	(10)
Preferred Securities
Industrials	0	0	0	0	(32,003)	32,003	0	0	0	0

	$1,109,858	$181,390	$(148,970)	$376	$(26,163)	$62,358	$181,671	$(10,807)	$1,349,713	$(12,789)
Investments in Affiliates
Common Stock
Affiliated Investments	$400,499	$0	$0	$0	$0	$18,897	$0	$0	$419,396	$18,897
Financial Derivative Instruments- Assets
Over the counter	$1,705	$0	$0	$0	$0	$30	$0	$0	$1,735	$30

Financial Derivative Instruments- Liabilities
Over the counter	$(6,737)	$5,191	$(1,093)	$0	$1,337	$(6,058)	$0	$0	$(7,360)	$(693)

Totals	$1,505,325	$186,581	$(150,063)	$376	$(24,826)	$75,227	$181,671	$(10,807)	$1,763,484	$5,445

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2024	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$15,953	Comparable Companies			EBITDA Multiple		X	15.500	—
		292,929	Discounted Cash Flow			Discount Rate			7.220 - 99.999	42.716
		36,295	Expected Recovery			Recovery Rate			83.144	—
		560	Indicative Market Quotation			Broker Quote			100.620	—
		10,485	Indicative Market Quotation			Discount Rate			99.999	—
		25,319	Other Valuation Techniques(3)			—			—	—
		50,784	Proxy Pricing			Base Price			100.000	—
		68,775	Recent Transaction			Purchase Price			100.000	—
		352,271	Third Party Vendor			Broker Quote			98.000 - 103.500	100.854
Corporate Bonds & Notes
Industrials		170,914	Comparable Companies / Discounted Cash Flow			Revenue Multiple/Discount Rate		X/ %	1.000/9.500	—
		1,432	Discounted Cash Flow			Discount Rate			6.626	—

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2024 (Unaudited)

	2,002	Reference Instrument	Comparable Bond		99.999	—
Non-Agency Mortgage-Backed Securities	27,097	Other Valuation Techniques(5)	—		—	—
	16,350	Proxy Pricing	Base Price		89.334 - 99.999	90.625
Asset-Backed Securities	125,980	Discounted Cash Flow	Discount Rate		10.250 - 99.999	44.858
Common Stocks
Communication Services	73,239	Comparable Companies	EBITDA Multiple	X	4.438	—
	19,109	Discounted Cash Flow	Discount Rate		12.950	—
Consumer Discretionary	272	Discounted Cash Flow/Comparable Companies	Discount Rate/Revenue Multiple	%/ X	20.750/0.500	—
Energy	27	Comparable Companies	EBITDA Multiple	X	5.000	—
Financials	52,146	Comparable Companies	EBITDA Multiple	X	4.400	—
Industrials	7,750	Indicative Market Quotation	Broker Quote		$0.880 - 24.656	24.656
Warrants
Financials	24	Option Pricing Model	Volatility		32.500	—
Investments in Affiliates
Common Stock
Affiliated Investments	79,180	Comparable Companies / Discounted Cash Flow	Revenue Multiple/EBITDA Multiple/Discount Rate	X/X /%	0.610/6.830/10.000	—
	189,680	Comparable Companies	EBITDA Multiple	X	15.500	—
	3	Expected Recovery	Price		$0.000(6)	—
	150,533	Sum of the Parts/Discounted Cash Flow	Discount Rate/Mortality Assumption		$15.323/2015 ANB VBT Mortality Table	—
Financial Derivative Instruments- Assets
Over the counter	1,735	Indicative Market Quotation	Broker Quote		7.840	—
Financial Derivative Instruments- Liabilities
Over the counter	(7,360)	Indicative Market Quotation	Broker Quote		$(30.872) - 99.999	61.761

Total	$1,763,484

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)		Sector type updated from Industrials and Utilities to Communication since prior fiscal year end.
(4)		Sector type updated from Industrials and Utilities to Consumer Discretionary since prior fiscal year end.
(5)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.
(6)		Input Value is 0.0001.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

Each of the Funds' subsidiaries was formed as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. Each Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its subsidiaries. Accordingly, the consolidated financial statements include the accounts of each Fund and its subsidiaries. All inter-company transactions and balances have been eliminated. This structure was established so that certain investments could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end of the subsidiaries.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets
PCILS I LLC	03/07/2013	0.0%
PDILS I LLC	03/12/2013	0.0%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Notes to Financial Statements (Cont.)

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

Notes to Financial Statements (Cont.)

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2024, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expect to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

4. INVESTMENTS IN AFFILIATES

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A copy of each affiliate fund’s shareholder report is available at the U.S Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The tables below show the Fund's transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$619,008	$813,849	$(706,500)	$75	$389	$726,821	$8,224	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended September 30, 2024 (amounts in thousands†, except number of shares).

PIMCO Dynamic Income Fund

Security Name	Market Value at 06/30/2024	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 09/30/2024	Dividend Income	Shares Held at 09/30/2024
AMSURG EQUITY	$174,118	$0	$0	$0	$15,562	$189,680	$0	3,517,243
MARKET GARDEN DOGWOOD LLC EQUITY	144,925	0	0	0	5,608	150,533	0	147,000,000
Neiman Marcus Group Ltd. LLC	81,453	0	0	0	(2,273)	79,180	0	602,840
Sierra Hamilton Holder LLC	3	0	0	0	0	3	0	30,337,712

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BMO	BMO Capital Markets Corporation	FAR	Wells Fargo Bank National Association	NOM	Nomura Securities International, Inc.
BNY	Bank of New York Mellon	FBF	Credit Suisse International	NXN	Natixis New York
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GST	Goldman Sachs International	RCE	Royal Bank of Canada Europe Limited
BOS	BofA Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RCY	Royal Bank of Canada
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	RTA	RBC (Barbados) Trading Bank Corp.
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SBI	Citigroup Global Markets Ltd.
BYR	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SOG	Societe Generale Paris
CDC	Natixis Securities Americas LLC	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CIB	Canadian Imperial Bank of Commerce	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
DBL	Deutsche Bank AG London	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC
DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC	WFS	Wells Fargo Securities, LLC
DUB	Deutsche Bank AG	MZF	Mizuho Securities USA LLC

Currency Abbreviations:
AUD	Australian Dollar	DOP	Dominican Peso	KWD	Kuwaiti Dinar
BRL	Brazilian Real	EUR	Euro	MXN	Mexican Peso
CAD	Canadian Dollar	GBP	British Pound	PEN	Peruvian New Sol
CNH	Chinese Renminbi (Offshore)	HKD	Hong Kong Dollar	PLN	Polish Zloty
CNY	Chinese Renminbi (Mainland)	HUF	Hungarian Forint	TRY	Turkish New Lira
CZK	Czech Koruna	IDR	Indonesian Rupiah	USD (or $)	United States Dollar

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	EUR012M	12 Month EUR Swap Rate	TSFR1M	Term SOFR 1-Month
EUR001M	1 Month EUR Swap Rate	PRIME	Daily US Prime Rate	TSFR3M	Term SOFR 3-Month
EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate	TSFR6M	Term SOFR 6-Month
EUR006M	6 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
DAC	Designated Activity Company